UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST

 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Paul F. Leone

Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2011

Item 1 – Schedule of Investments.

WESTCORE GROWTH FUND AS OF SEPTEMBER 30, 2011 (Unaudited)
	Shares	Market Value
COMMON STOCKS		94.63%
Consumer Discretionary		16.08%
Hotels, Restaurants & Leisure		2.87%
Las Vegas Sands Corp.**	25,780	$988,405
Starbucks Corp.	22,065	822,804
		1,811,209

Internet & Catalog Retail		4.65%
Amazon.com Inc.**	8,180	1,768,761
Priceline.com Inc.**	2,602	1,169,495
		2,938,256

Media		2.63%
CBS Corp. - Class B	41,744	850,743
DIRECTV - Class A**	19,260	813,735
		1,664,478

Multiline Retail		2.36%
Nordstrom Inc.	18,465	843,481
Target Corp.	13,200	647,328
		1,490,809

Specialty Retail		2.43%
Abercrombie & Fitch Co. - Class A	8,200	504,792
TJX Companies Inc.	18,633	1,033,573
		1,538,365

Textiles Apparel & Luxury Goods		1.14%
Coach Inc.	13,886	719,711

Total Consumer Discretionary
(Cost $7,856,829)		10,162,828

Consumer Staples		9.29%
Beverages		1.65%
Dr Pepper Snapple Group Inc.	26,827	1,040,351

Food & Staples Retailing		2.12%
Whole Foods Market Inc.	20,573	1,343,623

Personal Products		3.14%
The Estee Lauder Cos. Inc. - Class A	7,300	641,232
Herbalife Ltd. (Cayman Islands)	25,095	1,345,092
		1,986,324

Tobacco		2.38%
Philip Morris International Inc.	24,100	1,503,358

Total Consumer Staples
(Cost $5,189,429)		5,873,656

Energy		7.97%
Energy Equipment & Services		2.86%
Core Laboratories N.V. (Netherlands)	5,700	512,031
Halliburton Co.	13,322	406,588
Schlumberger Ltd.	14,870	888,185
		1,806,804

Oil Gas & Consumable Fuels		5.11%
Anadarko Petroleum Corp.	8,153	514,047
Cabot Oil & Gas Corp.	14,143	875,593
Chevron Corp.	14,495	1,341,077
Royal Dutch Shell PLC - ADR (Netherlands)	8,110	498,927
		3,229,644

Total Energy
(Cost $5,199,172)		5,036,448

Financials		3.87%
Capital Markets		2.06%
BlackRock Inc.	3,223	$477,036
Franklin Resources Inc.	8,595	822,026
		1,299,062

Commercial Banks		0.78%
US Bancorp	21,014	494,669

Consumer Finance		1.03%
Discover Financial Services	28,500	653,790

Total Financials
(Cost $2,647,638)		2,447,521

Health Care		10.06%
Biotechnology		3.38%
Alexion Pharmaceuticals Inc.**	12,868	824,324
Celgene Corp.**	21,200	1,312,704
		2,137,028

Health Care Providers & Services		1.94%
Humana Inc.	16,901	1,229,210

Life Sciences Tools & Services		0.97%
Thermo Fisher Scientific Inc.**	12,111	613,301

Pharmaceuticals		3.77%
Allergan Inc.	16,299	1,342,711
Perrigo Co.	10,688	1,037,912
		2,380,623

Total Health Care
(Cost $5,848,134)		6,360,162

Industrials		11.17%
Aerospace & Defense		7.63%
Honeywell International Inc.	22,810	1,001,587
Precision Castparts Corp.	7,729	1,201,551
TransDigm Group Inc.**	12,103	988,452
United Technologies Corp.	23,178	1,630,804
		4,822,394

Electrical Equipment		1.47%
AMETEK Inc.	28,116	926,984

Machinery		1.27%
Caterpillar Inc.	10,913	805,816

Road & Rail		0.80%
Norfolk Southern Corp.	8,340	508,907

Total Industrials
(Cost $6,088,377)		7,064,101

Information Technology		30.77%
Communications Equipment		3.28%
QUALCOMM Inc.	42,681	2,075,577

Computers & Peripherals		9.00%
Apple Inc.**	14,937	5,693,686

Internet Software & Services		4.09%
Equinix Inc.**	5,900	524,097
Google Inc. - Class A**	4,005	2,060,092
		2,584,189

IT Services		6.00%
Accenture PLC - Class A (Ireland)	20,169	1,062,503
Alliance Data Systems Corp.**	11,048	1,024,150
Gartner Inc.**	19,500	679,965
Teradata Corp.**	19,200	1,027,776
		3,794,394

Semiconductors & Semiconductor Equipment		3.69%
Altera Corp.	19,471	613,921
Analog Devices Inc.	26,140	816,875
Lam Research Corp.**	23,771	902,822
		2,333,618

Software		4.71%
Oracle Corp.	79,091	$2,273,075
VMware Inc. - Class A**	8,732	701,878
		2,974,953

Total Information Technology
(Cost $14,023,967)		19,456,417

Materials		3.78%
Chemicals		3.78%
Air Products & Chemicals Inc.	9,929	758,278
FMC Corp.	12,200	843,752
Potash Corp. of Saskatchewan Inc. (Canada)	18,252	788,851
		2,390,881

Total Materials
(Cost $2,834,841)		2,390,881

Telecommunication Services		1.64%
Wireless Telecommunication Services		1.64%
American Tower Corp. - Class A**	19,279	1,037,210

Total Telecommunication Services
(Cost $952,683)		1,037,210

Total Common Stocks
(Cost $50,641,070)		59,829,224

MONEY MARKET MUTUAL FUNDS		2.38%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	1,507,262	1,507,262

Total Money Market Mutual Funds
(Cost $1,507,262)		1,507,262

Total Investments
(Cost $52,148,332)	97.01%	61,336,486

Other Assets in Excess of Liabilities	2.99%	1,891,845

Net Assets	100.00%	$63,228,331

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MIDCO GROWTH FUND AS OF SEPTEMBER 30, 2011 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.38%
Consumer Discretionary		21.20%
Diversified Consumer Services		1.18%
Sotheby's	53,200	$1,466,724

Hotels, Restaurants & Leisure		2.11%
Wynn Resorts Ltd.	22,800	2,623,824

Media		2.40%
Focus Media Holding Ltd. - ADR (China)**	76,200	1,279,398
Sirius XM Radio Inc.**	1,131,600	1,708,716
		2,988,114

Multiline Retail		3.24%
Kohl's Corp.	51,700	2,538,470
Nordstrom Inc.	32,900	1,502,872
		4,041,342

Specialty Retail		7.63%
Bed Bath & Beyond Inc.**	11,000	630,410
Guess? Inc.	41,900	1,193,731
Ross Stores Inc.	20,100	1,581,669
Signet Jewelers Ltd. (Bermuda)**	74,800	2,528,240
TJX Cos. Inc.	64,500	3,577,815
		9,511,865

Textiles, Apparel & Luxury Goods		4.64%
Deckers Outdoor Corp.**	22,900	2,135,654
Polo Ralph Lauren Corp.	11,600	1,504,520
The Warnaco Group Inc.**	46,400	2,138,576
		5,778,750

Total Consumer Discretionary
(Cost $26,683,196)		26,410,619

Consumer Staples		4.76%
Beverages		1.36%
Dr Pepper Snapple Group Inc.	43,600	1,690,808

Food Products		0.92%
Mead Johnson Nutrition Co.	16,700	1,149,461

Personal Products		2.48%
Herbalife Ltd. (Cayman Islands)	57,700	3,092,720

Total Consumer Staples
(Cost $3,568,388)		5,932,989

Energy		7.25%
Energy Equipment & Services		2.87%
Helmerich & Payne Inc.	45,100	1,831,060
Oil States International Inc.**	34,300	1,746,556
		3,577,616

Oil, Gas & Consumable Fuels		4.38%
Bill Barrett Corp.**	37,300	1,351,752
SM Energy Co.	37,000	2,244,050
Whiting Petroleum Corp.**	52,800	1,852,224
		5,448,026

Total Energy
(Cost $10,424,520)		9,025,642

Financials		3.10%
Commercial Banks		3.10%
Comerica Inc.	95,600	2,195,932
Zions Bancorporation	118,600	1,668,702
		3,864,634

Total Financials
(Cost $5,176,268)		3,864,634

Health Care		17.84%
Biotechnology		1.97%
Cubist Pharmaceuticals Inc.**	18,400	$649,888
Incyte Corp.**	83,900	1,172,083
Onyx Pharmaceuticals Inc.**	21,100	633,211
		2,455,182

Health Care Equipment & Supplies		5.96%
Sirona Dental Systems Inc.**	23,300	988,153
St. Jude Medical Inc.	80,200	2,902,438
Thoratec Corp.**	16,500	538,560
Varian Medical Systems Inc.**	57,500	2,999,200
		7,428,351

Health Care Providers & Services		6.98%
Coventry Health Care Inc.**	90,900	2,618,829
DaVita Inc.**	23,150	1,450,811
HCA Holdings Inc.**	75,300	1,518,048
MEDNAX Inc.**	49,600	3,106,944
		8,694,632

Pharmaceuticals		2.93%
Endo Pharmaceuticals Holdings Inc.**	80,400	2,250,396
Questcor Pharmaceuticals Inc.**	51,100	1,392,986
		3,643,382

Total Health Care
(Cost $23,958,749)		22,221,547

Industrials		8.10%
Building Products		0.86%
Owens Corning**	49,300	1,068,824

Electrical Equipment		2.54%
Cooper Industries PLC	40,600	1,872,472
Thomas & Betts Corp.**	32,270	1,287,896
		3,160,368

Machinery		1.51%
Lincoln Electric Holdings Inc.	25,500	739,755
SPX Corp.	25,200	1,141,812
		1,881,567

Marine		1.24%
Kirby Corp.**	29,300	1,542,352

Road & Rail		1.95%
Ryder System Inc.	64,900	2,434,399

Total Industrials
(Cost $11,173,133)		10,087,510

Information Technology		29.53%
Communications Equipment		0.97%
Adtran Inc.	45,700	1,209,222

Computers & Peripherals		3.08%
NetApp Inc.**	46,400	1,574,816
SanDisk Corp.**	55,900	2,255,565
		3,830,381

Internet Software & Services		4.81%
LinkedIn Corp. - Class A**	18,500	1,444,480
Netease.com Inc. - ADR (China)**	58,800	2,243,808
VeriSign Inc.	80,700	2,308,827
		5,997,115

Semiconductors & Semiconductor Equipment		11.70%
Atmel Corp.**	115,400	931,278
Avago Technologies Ltd. (Singapore)	104,600	3,427,742
Cypress Semiconductor Corp.**	85,600	$1,281,432
KLA-Tencor Corp.	58,400	2,235,552
Lam Research Corp.**	56,300	2,138,274
Maxim Integrated Products Inc.	94,200	2,197,686
NVIDIA Corp.**	143,400	1,792,500
Veeco Instruments Inc.**	23,400	570,960
		14,575,424

Software		8.97%
Activision Blizzard Inc.	215,500	2,564,450
Citrix Systems Inc.**	46,900	2,557,457
MICROS Systems Inc.**	48,200	2,116,462
Rovi Corp.**	42,800	1,839,544
TIBCO Software Inc.**	93,300	2,088,987
		11,166,900

Total Information Technology
(Cost $42,139,980)		36,779,042

Materials		5.60%
Chemicals		4.75%
Albemarle Corp.	40,600	1,640,240
Cytec Industries Inc.	27,500	966,350
FMC Corp.	31,100	2,150,876
Rockwood Holdings Inc.**	34,500	1,162,305
		5,919,771

Metals & Mining		0.85%
Compass Minerals International Inc.	15,800	1,055,124

Total Materials
(Cost $7,207,923)		6,974,895

Total Common Stocks
(Cost $130,332,157)		121,296,878

MONEY MARKET MUTUAL FUNDS		6.40%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	7,974,336	7,974,336

Total Money Market Mutual Funds
(Cost $7,974,336)		7,974,336

Total Investments
(Cost $138,306,493)	103.78%	129,271,214

Liabilities in Excess of Other Assets	(3.78%)	(4,703,979)

Net Assets	100.00%	$124,567,235

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SELECT FUND AS OF SEPTEMBER 30, 2011 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.56%
Consumer Discretionary		29.88%
Diversified Consumer Services		2.78%
Sotheby's	671,000	$18,499,470

Hotels, Restaurants & Leisure		3.48%
Wynn Resorts Ltd.	201,300	23,165,604

Media		4.93%
Focus Media Holding Ltd. - ADR (China)**	895,282	15,031,785
Sirius XM Radio Inc.**	11,797,700	17,814,527
		32,846,312

Multiline Retail		3.40%
Kohl's Corp.	461,356	22,652,579

Specialty Retail		6.64%
TJX Cos. Inc.	796,800	44,198,496

Textiles, Apparel & Luxury Goods		8.65%
Deckers Outdoor Corp.**	251,700	23,473,542
The Warnaco Group Inc.**	740,900	34,148,081
		57,621,623

Total Consumer Discretionary
(Cost $226,623,404)		198,984,084

Consumer Staples		4.80%
Personal Products		4.80%
Herbalife Ltd. (Cayman Islands)	596,600	31,977,760

Total Consumer Staples
(Cost $18,207,794)		31,977,760

Energy		7.01%
Energy Equipment & Services		3.92%
Helmerich & Payne Inc.	643,090	26,109,454

Oil, Gas & Consumable Fuels		3.09%
Whiting Petroleum Corp.**	587,200	20,598,976

Total Energy
(Cost $65,757,142)		46,708,430

Financials		3.67%
Commercial Banks		3.67%
Comerica Inc.	1,065,100	24,465,347

Total Financials
(Cost $25,596,206)		24,465,347

Health Care		17.19%
Health Care Equipment & Supplies		9.13%
St. Jude Medical Inc.	782,800	28,329,532
Varian Medical Systems Inc.**	622,800	32,485,248
		60,814,780

Health Care Providers & Services		4.59%
Coventry Health Care Inc.**	1,060,300	30,547,243

Pharmaceuticals		3.47%
Endo Pharmaceuticals Holdings Inc.**	824,800	23,086,152

Total Health Care
(Cost $140,057,980)		114,448,175

Industrials		4.10%
Road & Rail		4.10%
Ryder System Inc.	726,900	27,266,019

Total Industrials
(Cost $37,466,054)		27,266,019

Information Technology		31.91%
Computers & Peripherals		3.22%
SanDisk Corp.**	531,300	$21,437,955

Internet Software & Services		5.75%
Ancestry.com Inc.**	740,918	17,411,573
Netease.com- ADR (China)**	547,200	20,881,152
		38,292,725

Semiconductors & Semiconductor Equipment		14.15%
Avago Technologies Ltd. (Singapore)	1,195,200	39,166,704
Lam Research Corp.**	608,200	23,099,436
Maxim Integrated Products Inc.	1,369,900	31,959,767
		94,225,907

Software		8.79%
Citrix Systems Inc.**	534,030	29,120,656
Take-Two Interactive Software Inc.**	2,313,462	29,427,237
		58,547,893

Total Information Technology
(Cost $242,394,072)		212,504,480

Total Common Stocks
(Cost $756,102,652)		656,354,295

MONEY MARKET MUTUAL FUNDS		0.13%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	866,149	866,149

Total Money Market Mutual Funds
(Cost $866,149)		866,149

Total Investments
(Cost $756,968,801)	98.69%	657,220,444

Other Assets in Excess of Liabilities	1.31%	8,751,821

Net Assets	100.00%	$665,972,265

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE BLUE CHIP FUND AS OF SEPTEMBER 30, 2011 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.86%
Basic Materials		4.98%
Chemicals		1.45%
Ecolab Inc.	19,400	$948,466

Forestry & Paper		2.59%
Ball Corp.	35,380	1,097,488
International Paper Co.	25,950	603,337
		1,700,825

Specialty Chemicals		0.94%
Air Products & Chemicals Inc.	8,100	618,597

Total Basic Materials
(Cost $2,910,924)		3,267,888

Capital Goods		3.85%
Aerospace & Defense		2.19%
General Dynamics Corp.	12,500	711,125
Raytheon Co.	17,700	723,399
		1,434,524

Industrial Products		1.66%
ITT Corp.	26,000	1,092,000

Total Capital Goods
(Cost $2,727,372)		2,526,524

Commercial Services		3.55%
Business Products & Services		2.00%
Quanta Services Inc.**	48,300	907,557
Xerox Corp.	58,200	405,654
		1,313,211

Transaction Processing		1.55%
The Western Union Co.	66,200	1,012,198

Total Commercial Services
(Cost $3,153,169)		2,325,409

Communications		1.80%
Networking		0.80%
Cisco Systems Inc.	33,900	525,111

Telecomm Equipment & Solutions		1.00%
QUALCOMM Inc.	13,500	656,505

Total Communications
(Cost $1,389,185)		1,181,616

Consumer Cyclical		13.61%
Apparel & Footwear Manufacturing		3.49%
Nike Inc. - Class B	13,400	1,145,834
VF Corp.	9,400	1,142,288
		2,288,122

Cable, Satellite & Telecomm Services		3.41%
DIRECTV - Class A**	24,400	1,030,900
DISH Network Corp. - Class A**	48,300	1,210,398
		2,241,298

Department Stores		1.93%
Macy's Inc.	48,100	1,265,992

General Merchandise		3.19%
Wal-Mart Stores Inc.	40,300	2,091,570

Recreation & Leisure		1.59%
Mattel Inc.	40,300	1,043,367

Total Consumer Cyclical
(Cost $8,169,030)		8,930,349

Consumer Staples		10.75%
Beverages: Non-Alcoholic		1.95%
Dr Pepper Snapple Group Inc.	32,900	$1,275,862

Consumer Products		2.42%
Colgate-Palmolive Co.	17,900	1,587,372

Food & Agricultural Products		6.38%
Campbell Soup Co.	33,800	1,094,106
HJ Heinz Co.	28,100	1,418,488
Unilever N.V. (Netherlands)	53,100	1,672,119
		4,184,713

Total Consumer Staples
(Cost $6,725,600)		7,047,947

Energy		10.19%
Exploration & Production		3.87%
Marathon Oil Corp.	41,400	893,412
Occidental Petroleum Corp.	22,980	1,643,070
		2,536,482

Integrated Oils		1.66%
Exxon Mobil Corp.	15,000	1,089,450

Oil Services		3.81%
Ensco PLC - ADR (United Kingdom)	18,800	760,084
National Oilwell Varco Inc.	20,600	1,055,132
Noble Corp. (Switzerland)**	23,300	683,855
		2,499,071

Refining & Marketing		0.85%
Marathon Petroleum Corp.	20,650	558,789

Total Energy
(Cost $6,561,508)		6,683,792

Interest Rate Sensitive		11.29%
Insurance & Real Estate Brokers		1.92%
AON Corp.	30,000	1,259,400

Money Center Banks		0.97%
JPMorgan Chase & Co.	21,100	635,532

Property Casualty Insurance		5.01%
ACE Ltd. (Switzerland)	32,800	1,987,680
Chubb Corp.	21,600	1,295,784
		3,283,464

Regional Banks		3.39%
PNC Financial Services Group Inc.	14,300	689,117
SunTrust Banks Inc.	45,900	823,905
Wells Fargo & Co.	29,500	711,540
		2,224,562

Total Interest Rate Sensitive
(Cost $7,862,735)		7,402,958

Medical/Healthcare		10.49%
Healthcare Services		1.00%
AmerisourceBergen Corp.	17,600	655,952

Pharmaceuticals		9.49%
Abbott Laboratories	30,250	1,546,985
Amgen Inc.	31,200	1,714,440
Forest Laboratories Inc.**	45,550	1,402,484
Pfizer Inc.	88,362	1,562,240
		6,226,149

Total Medical/Healthcare
(Cost $6,624,011)		6,882,101

Technology		18.18%
Computer Software		8.36%
Activision Blizzard Inc.	162,200	1,930,180
Microsoft Corp.	84,200	2,095,738
Symantec Corp.**	89,500	1,458,850
		5,484,768

PC's & Servers		6.21%
Dell Inc.**	92,600	$1,310,290
International Business Machines Corp.	15,800	2,765,474
		4,075,764

Semiconductors		3.61%
Avago Technologies Ltd. (Singapore)	32,800	1,074,856
Intel Corp.	60,500	1,290,465
		2,365,321

Total Technology
(Cost $10,624,491)		11,925,853

Transportation		4.01%
Railroads		4.01%
Norfolk Southern Corp.	15,750	961,065
Union Pacific Corp.	20,400	1,666,068
		2,627,133

Total Transportation
(Cost $2,079,174)		2,627,133

Utilities		5.16%
Independent Power		2.16%
Exelon Corp.	16,100	686,021
Public Service Enterprises Group Inc.	22,000	734,140
		1,420,161

Integrated Gas & Electric		1.20%
Dominion Resources Inc.	15,500	786,935

Regulated Electric		1.80%
Edison International	30,800	1,178,100

Total Utilities
(Cost $2,903,486)		3,385,196

Total Common Stocks
(Cost $61,730,685)		64,186,766

MONEY MARKET MUTUAL FUNDS		2.14%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	1,406,546	1,406,546

Total Money Market Mutual Funds
(Cost $1,406,546)		1,406,546

Total Investments
(Cost $63,137,231)	100.00%	65,593,312

Liabilities in Excess of Other Assets	0.00%(1)	(2,097)

Net Assets	100.00%	$65,591,215

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

** (1)	Non-income producing security. Less than (0.005%) of net assets

See Notes to Quarterly Statements of Investments.

WESTCORE MID-CAP VALUE FUND AS OF SEPTEMBER 30, 2011 (Unaudited)
	Shares	Market Value
COMMON STOCKS		93.06%
Basic Materials		5.99%
Forestry & Paper		2.19%
International Paper Co.	20,100	$467,325
Packaging Corp. of America	17,000	396,100
		863,425

Other Materials (Rubber & Plastic)		3.12%
Crown Holdings Inc.**	28,550	873,915
Owens-Illinois Inc.**	23,800	359,856
		1,233,771

Precious Metals		0.68%
Hecla Mining Co.**	50,100	268,536

Total Basic Materials
(Cost $1,695,409)		2,365,732

Capital Goods		4.15%
Electrical Equipment		0.65%
General Cable Corp.**	10,900	254,515

Industrial Products		3.50%
Avery Dennison Corp.	16,400	411,312
Harsco Corp.	28,500	552,615
ITT Corp.	10,000	420,000
		1,383,927

Total Capital Goods
(Cost $2,700,374)		1,638,442

Commercial Services		4.71%
Business Products & Services		3.46%
Quanta Services Inc.**	47,475	892,055
Xerox Corp.	68,081	474,525
		1,366,580

Environmental & Pollution Control		1.25%
Waste Connections Inc.	14,685	496,646

Total Commercial Services
(Cost $2,021,879)		1,863,226

Communications		1.99%
Telecomm Equipment & Solutions		1.99%
Plantronics Inc.	27,600	785,220

Total Communications
(Cost $967,285)		785,220

Consumer Cyclical		11.38%
Apparel & Footwear Manufacturing		2.27%
VF Corp.	7,400	899,248

Cable, Satellite & Telecomm Services		2.94%
DISH Network Corp. - Class A**	46,300	1,160,278

Department Stores		1.99%
Macy's Inc.	29,900	786,968

Motor Vehicle Parts		1.04%
Autoliv Inc. (Sweden)	8,500	412,250

Recreation & Leisure		1.77%
Mattel Inc.	27,000	699,030

Specialty Retail		1.37%
Signet Jewelers Ltd. (Bermuda)**	16,000	540,800

Total Consumer Cyclical
(Cost $3,647,795)		4,498,574

Consumer Staples		5.53%
Beverages: Non-Alcoholic		1.99%
Dr Pepper Snapple Group Inc.	20,300	$787,234

Food & Agricultural Products		3.54%
The J.M. Smucker Co.	7,700	561,253
Tyson Foods Inc. - Class A	48,150	835,884
		1,397,137

Total Consumer Staples
(Cost $1,806,725)		2,184,371

Energy		7.88%
Exploration & Production		2.24%
Forest Oil Corp.**	34,566	497,750
SM Energy Co.	6,400	388,160
		885,910

Oil Services		3.88%
Ensco PLC - ADR (United Kingdom)	12,500	505,375
Noble Corp. (Switzerland)**	15,800	463,730
Tidewater Inc.	13,400	563,470
		1,532,575

Refining & Marketing		1.76%
HollyFrontier Corp.	26,600	697,452

Total Energy
(Cost $3,228,810)		3,115,937

Interest Rate Sensitive		16.27%
Insurance & Real Estate Brokers		1.98%
AON Corp.	18,600	780,828

Life & Health Insurance		3.93%
Reinsurance Group of America Inc.	19,341	888,719
Unum Group	31,800	666,528
		1,555,247

Property Casualty Insurance		7.91%
Allied World Assurance Co. Holdings AG (Switzerland)	15,000	805,650
Alterra Capital Holdings Ltd. (Bermuda)	22,300	423,031
Axis Capital Holdings Ltd. (Bermuda)	39,000	1,011,660
PartnerRe Ltd. (Bermuda)	16,940	885,454
		3,125,795

Regional Banks		2.45%
Comerica Inc.	18,400	422,648
SunTrust Banks Inc.	30,400	545,680
		968,328

Total Interest Rate Sensitive
(Cost $6,825,307)		6,430,198

Medical/Healthcare		7.04%
Healthcare Services		4.90%
AmerisourceBergen Corp.	21,600	805,032
Covance Inc.**	8,300	377,235
Omnicare Inc.	29,600	752,728
		1,934,995

Pharmaceuticals		2.14%
Forest Laboratories Inc.**	27,500	846,725

Total Medical/Healthcare
(Cost $2,904,256)		2,781,720

Real Estate Investment Trusts (REITs)		5.67%
Forestry & Paper		1.31%
Rayonier Inc.	14,100	518,739

Healthcare		2.25%
Senior Housing Properties Trust	41,200	887,448

Office Properties		2.11%
Digital Realty Trust Inc.	15,100	$832,916

Total Real Estate Investment Trusts (REITs)
(Cost $2,178,625)		2,239,103

Technology		8.20%
Computer Software		6.42%
Activision Blizzard Inc.	80,500	957,950
Symantec Corp.**	45,500	741,650
Synopsys Inc.**	34,300	835,548
		2,535,148

Semiconductors		1.78%
Avago Technologies Ltd. (Singapore)	21,500	704,555

Total Technology
(Cost $3,152,479)		3,239,703

Utilities		14.25%
Gas Utilities		1.74%
UGI Corp.	26,155	687,092

Integrated Gas & Electric		3.09%
CenterPoint Energy Inc.	36,535	716,817
NiSource Inc.	23,600	504,568
		1,221,385

Regulated Electric		7.53%
Edison International	24,600	940,950
Great Plains Energy Inc.	35,800	690,940
ITC Holdings Corp.	6,700	518,781
Westar Energy Inc.	31,200	824,304
		2,974,975

Water Utilities		1.89%
American Water Works Co. Inc.	24,800	748,464

Total Utilities
(Cost $4,789,167)		5,631,916

Total Common Stocks
(Cost $35,918,111)		36,774,142

MONEY MARKET MUTUAL FUNDS		7.43%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	2,938,150	2,938,150

Total Money Market Mutual Funds
(Cost $2,938,150)		2,938,150

Total Investments
(Cost $38,856,261)	100.49%	39,712,292

Liabilities in Excess of Other Assets	(0.49%)	(194,687)

Net Assets	100.00%	$39,517,605

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP OPPORTUNITY FUND AS OF SEPTEMBER 30, 2011 (Unaudited)
	Shares	Market Value
COMMON STOCKS		95.50%
Basic Materials		5.68%
Forestry & Paper		2.70%
KapStone Paper and Packaging Corp.**	45,200	$627,828
Rock-Tenn Co. - Class A	10,900	530,612
		1,158,440

Precious Metals		1.48%
Hecla Mining Co.**	68,300	366,088
Thompson Creek Metals Co. Inc. (Canada)**	44,600	270,722
		636,810

Specialty Chemicals		0.73%
OM Group Inc.**	12,000	311,640

Steel		0.77%
Schnitzer Steel Industries Inc. - Class A	8,950	329,360

Total Basic Materials
(Cost $2,665,839)		2,436,250

Capital Goods		4.02%
Electrical Equipment		0.83%
General Cable Corp.**	15,295	357,138

Engineering & Construction		1.06%
EMCOR Group Inc.**	22,470	456,815

Industrial Products		1.07%
EnPro Industries Inc.**	15,400	457,072

Transportation Equipment & Parts		1.06%
Twin Disc Inc.	17,100	456,057

Total Capital Goods
(Cost $1,497,537)		1,727,082

Commercial Services		5.50%
Business Products & Services		3.69%
CRA International Inc.**	26,300	526,263
CSG Systems International Inc.**	42,200	533,408
Schawk Inc.	53,200	525,084
		1,584,755

Distributors & Wholesalers		1.81%
Central Garden & Pet Co. - Class A**	109,800	777,384

Total Commercial Services
(Cost $3,440,838)		2,362,139

Communications		1.93%
Telecomm Equipment & Solutions		1.93%
Plantronics Inc.	29,100	827,895

Total Communications
(Cost $963,003)		827,895

Consumer Cyclical		14.07%
Clothing & Accessories		8.38%
ANN Inc.**	16,930	386,681
The Cato Corp. - Class A	31,400	708,384
The Children's Place Retail Stores Inc.**	15,130	703,999
The Finish Line Inc. - Class A	44,300	885,557
Kenneth Cole Productions Inc. - Class A**	29,700	318,681
Perry Ellis International Inc.**	31,500	592,200
		3,595,502

Recreation & Leisure		3.98%
JAKKS Pacific Inc.	43,400	$822,430
Steiner Leisure Ltd. (Bahamas)**	21,700	884,709
		1,707,139

Restaurants		0.78%
CEC Entertainment Inc.	11,800	335,946

Specialty Retail		0.93%
PEP Boys - Manny Moe & Jack	40,600	400,722

Total Consumer Cyclical
(Cost $4,902,695)		6,039,309

Consumer Staples		9.17%
Consumer Products		2.92%
Elizabeth Arden Inc.**	44,010	1,251,645

Food & Agricultural Products		3.66%
Calavo Growers Inc.	33,120	679,622
Cott Corp. (Canada)**	130,800	890,748
		1,570,370

Tobacco		2.59%
Schweitzer-Mauduit International Inc.	19,900	1,111,813

Total Consumer Staples
(Cost $3,388,439)		3,933,828

Energy		5.24%
Exploration & Production		3.96%
Bill Barrett Corp.**	25,700	931,368
GeoResources Inc.**	43,300	770,307
		1,701,675

Oil Services		1.28%
Newpark Resources Inc.**	89,900	547,491

Total Energy
(Cost $2,706,978)		2,249,166

Interest Rate Sensitive		12.65%
Life & Health Insurance		1.80%
National Financial Partners Corp.**	70,800	774,552

Other Banks		4.35%
Berkshire Hills Bancorp Inc.	24,500	452,515
First Midwest Bancorp Inc.	54,900	401,868
FNB Corp.	78,000	668,460
PacWest Bancorp	24,610	343,064
		1,865,907

Property Casualty Insurance		5.68%
Alterra Capital Holdings Ltd. (Bermuda)	42,510	806,415
The Hanover Insurance Group Inc.	22,200	788,100
Meadowbrook Insurance Group Inc.	94,682	843,616
		2,438,131

Securities & Asset Management		0.82%
Investment Technology Group Inc.**	36,000	352,440

Total Interest Rate Sensitive
(Cost $6,235,025)		5,431,030

Medical/Healthcare		14.74%
Healthcare Services		3.89%
LifePoint Hospitals Inc.**	27,600	1,011,264
PAREXEL International Corp.**	34,800	658,764
		1,670,028

Medical Products & Supplies		3.67%
Orthofix International N.V. (Netherlands)**	28,950	999,065
STERIS Corp.	19,720	$577,204
		1,576,269

Medical Technology		1.64%
ZOLL Medical Corp.**	18,700	705,738

Pharmaceuticals		5.54%
Medicis Pharmaceutical Corp. - Class A	37,800	1,378,944
Myriad Genetics Inc.**	53,200	996,968
		2,375,912

Total Medical/Healthcare
(Cost $5,648,675)		6,327,947

Real Estate Investment Trusts (REITs)		6.07%
Healthcare		1.24%
Cogdell Spencer Inc.	141,600	533,832

Hotel		0.91%
Chesapeake Lodging Trust	32,300	389,861

Multi-Family		1.25%
Associated Estates Realty Corp.	34,600	534,916

Office Industrial		1.53%
PS Business Parks Inc. - Class A	13,265	657,148

Retail Properties		1.14%
Retail Opportunity Investments Corp.	44,000	487,520

Total Real Estate Investment Trusts (REITs)
(Cost $2,974,758)		2,603,277

Technology		11.28%
Computer Software		7.31%
Manhattan Associates Inc.**	38,600	1,276,888
Net 1 UEPS Technologies Inc. (South Africa)**	64,600	419,900
Parametric Technology Corp.**	35,200	541,376
Take-Two Interactive Software Inc.**	70,600	898,032
		3,136,196

Electronic Equipment		0.79%
Belden Inc.	13,250	341,717

Semiconductor Cap Equipment		1.29%
Amkor Technology Inc.**	126,835	553,001

Semiconductors		1.89%
Standard Microsystems Corp.**	41,890	812,666

Total Technology
(Cost $5,417,844)		4,843,580

Transportation		2.36%
Trucking, Shipping & Air Freight		2.36%
Marten Transport Ltd.	44,000	758,560
Tsakos Energy Navigation Ltd. (Greece)	21,200	118,296
Ultrapetrol Bahamas Ltd. (Bahamas)**	60,270	136,813
		1,013,669

Total Transportation
(Cost $1,726,013)		1,013,669

Utilities		2.79%
Gas Utilities		1.15%
South Jersey Industries Inc.	9,920	493,520

Regulated Electric		1.64%
Westar Energy Inc.	26,630	703,564

Total Utilities
(Cost $888,472)		1,197,084

Total Common Stocks
(Cost $42,456,116)		40,992,256

MONEY MARKET MUTUAL FUNDS		4.52%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	1,942,526	1,942,526

Total Money Market Mutual Funds
(Cost $1,942,526)		1,942,526

Total Investments
(Cost $44,398,642)	100.02%	42,934,782

Liabilities in Excess of Other Assets	(0.02%)	(8,884)

Net Assets	100.00%	$42,925,898

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP VALUE FUND AS OF SEPTEMBER 30, 2011 (Unaudited)
	Shares	Market Value
COMMON STOCKS		99.54%
Basic Materials		8.86%
Chemicals		1.09%
Innophos Holdings Inc.	75,900	$3,026,133

Forestry & Paper		3.77%
Buckeye Technologies Inc.	214,900	5,181,239
Temple-Inland Inc.	167,375	5,250,554
		10,431,793

Specialty Chemicals		2.93%
Arch Chemicals Inc.	94,400	4,429,248
Cabot Corp.	148,600	3,682,308
		8,111,556

Steel		1.07%
Schnitzer Steel Industries Inc. - Class A	80,100	2,947,680

Total Basic Materials
(Cost $19,508,337)		24,517,162

Capital Goods		5.67%
Aerospace & Defense Suppliers		2.26%
Alliant Techsystems Inc.	50,600	2,758,206
Cubic Corp.	22,045	861,298
Curtiss-Wright Corp.	91,261	2,631,055
		6,250,559

Electrical Equipment		3.41%
A.O. Smith Corp.	153,150	4,905,394
Franklin Electric Co. Inc.	125,265	4,544,614
		9,450,008

Total Capital Goods
(Cost $16,361,340)		15,700,567

Commercial Services		4.50%
Business Products & Services		4.50%
Brink's Co.	227,600	5,305,356
Ennis Inc.	141,610	1,849,427
Maximus Inc.	151,700	5,294,330
		12,449,113

Total Commercial Services
(Cost $12,909,410)		12,449,113

Communications		2.96%
Telecomm Equipment & Solutions		2.96%
Plantronics Inc.	287,793	8,187,711

Total Communications
(Cost $9,869,039)		8,187,711

Consumer Cyclical		10.96%
Clothing & Accessories		4.79%
Columbia Sportswear Co.	28,400	1,317,760
The Finish Line Inc. - Class A	398,600	7,968,014
Stage Stores Inc.	286,960	3,980,135
		13,265,909

Consumer Durables		1.53%
The Toro Co.	85,700	4,222,439

Motor Vehicle Parts		1.19%
Cooper Tire & Rubber Co.	303,400	3,304,026

Other Consumer Services		1.42%
Regis Corp.	277,800	3,914,202

Restaurants		2.03%
Bob Evans Farms Inc.	197,255	5,625,713

Total Consumer Cyclical
(Cost $27,389,106)		30,332,289

Consumer Staples		5.58%
Food & Agricultural Products		1.64%
Sensient Technologies Corp.	139,100	$4,527,705

Grocery & Convenience		0.99%
Casey's General Stores Inc.	63,100	2,754,315

Home Products		0.53%
Tupperware Brands Corp.	27,250	1,464,415

Tobacco		2.42%
Schweitzer-Mauduit International Inc.	120,100	6,709,987

Total Consumer Staples
(Cost $14,893,849)		15,456,422

Energy		6.18%
Exploration & Production		2.01%
Berry Petroleum Co. - Class A	82,200	2,908,236
Penn Virginia Corp.	477,228	2,658,160
		5,566,396

Oil Services		4.17%
Bristow Group Inc.	142,200	6,033,546
Tidewater Inc.	130,900	5,504,345
		11,537,891

Total Energy
(Cost $23,588,778)		17,104,287

Interest Rate Sensitive		24.05%
Life & Health Insurance		4.47%
American Equity Investment Life Holding Co.	533,550	4,668,562
Protective Life Corp.	331,568	5,182,408
StanCorp Financial Group Inc.	91,700	2,528,169
		12,379,139

Other Banks		8.61%
Bank of the Ozarks Inc.	76,900	1,609,517
Community Bank System Inc.	160,300	3,637,207
Fulton Financial Corp.	648,000	4,957,200
Trustmark Corp.	189,600	3,441,240
Westamerica Bancorp	147,920	5,668,295
Wintrust Financial Corp.	175,100	4,519,331
		23,832,790

Property Casualty Insurance		6.96%
Alterra Capital Holdings Ltd. (Bermuda)	247,765	4,700,102
Endurance Specialty Holdings Ltd. (Bermuda)	214,900	7,338,835
Kemper Corp.	113,800	2,726,648
Platinum Underwriters Holdings Ltd. (Bermuda)	146,675	4,510,256
		19,275,841

Specialty Finance		2.98%
Cash America International Inc.	76,460	3,911,694
GATX Corp.	139,745	4,330,697
		8,242,391

Thrifts		1.03%
Astoria Financial Corp.	369,800	2,843,762

Total Interest Rate Sensitive
(Cost $71,056,796)		66,573,923

Medical/Healthcare		10.49%
Healthcare Services		2.37%
Owens & Minor Inc.	230,465	6,563,643

Medical Products & Supplies		5.13%
Meridian Bioscience Inc.	223,775	3,522,218
STERIS Corp.	120,150	3,516,791
West Pharmaceutical Services Inc.	192,800	7,152,880
		14,191,889

Pharmaceuticals		2.99%
Medicis Pharmaceutical Corp. - Class A	226,600	$8,266,368

Total Medical/Healthcare
(Cost $28,016,512)		29,021,900

Real Estate Investment Trusts (REITs)		9.13%
Apartments		1.40%
American Campus Communities Inc.	104,300	3,881,003

Healthcare Facilities		1.13%
LTC Properties Inc.	123,285	3,121,576

Manufactured Homes		1.72%
Equity Lifestyle Properties Inc.	75,900	4,758,930

Office Properties		4.88%
Brandywine Realty Trust	471,000	3,772,710
First Potomac Realty Trust	246,200	3,070,114
Government Properties Income Trust	170,000	3,656,700
Mack-Cali Realty Corp.	112,200	3,001,350
		13,500,874

Total Real Estate Investment Trusts (REITs)
(Cost $25,100,762)		25,262,383

Technology		4.72%
Computer Software		1.49%
Blackbaud Inc.	185,845	4,138,768

Electronic Equipment		3.23%
Belden Inc.	128,016	3,301,533
CTS Corp.	303,400	2,466,642
Park Electrochemical Corp.	148,165	3,166,286
		8,934,461

Total Technology
(Cost $11,803,356)		13,073,229

Transportation		0.42%
Trucking, Shipping & Air Freight		0.42%
Teekay Tankers Ltd. - Class A (Bermuda)	252,870	1,163,202

Total Transportation
(Cost $3,054,496)		1,163,202

Utilities		6.02%
Gas Utilities		1.73%
South Jersey Industries Inc.	96,375	4,794,656

Regulated Electric		4.29%
Portland General Electric Co.	281,330	6,664,708
UIL Holdings Corp.	157,700	5,193,061
		11,857,769

Total Utilities
(Cost $14,427,503)		16,652,425

Total Common Stocks
(Cost $277,979,284)		275,494,613

MONEY MARKET MUTUAL FUNDS		4.60%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	12,746,567	12,746,567

Total Money Market Mutual Funds
(Cost $12,746,567)		12,746,567

Total Investments
(Cost $290,725,851)	104.14%	288,241,180

Liabilities in Excess of Other Assets	(4.14%)	(11,471,457)

Net Assets	100.00%	$276,769,723

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

See Notes to Quarterly Statements of Investments.

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF SEPTEMBER 30, 2011 (Unaudited)
	Shares	Market Value
COMMON STOCKS		95.11%
Basic Materials		4.60%
Forestry & Paper		1.64%
Neenah Paper Inc.	500	$7,090
P.H. Glatfelter Co.	540	7,133
Xerium Technologies Inc.**	951	9,957
		24,180

Non-Ferrous Metals		0.76%
Horsehead Holding Corp.**	1,510	11,204

Other Materials (Rubber & Plastic)		0.54%
AEP Industries Inc.**	359	7,970

Precious Metals		0.68%
Endeavour Silver Corp. (Canada)**	1,124	10,094

Specialty Chemicals		0.46%
Aceto Corp.	1,284	6,792

Steel		0.52%
Gibraltar Industries Inc.**	947	7,690

Total Basic Materials
(Cost $75,715)		67,930

Capital Goods		6.81%
Aerospace & Defense		0.78%
Force Protection Inc.**	2,993	11,523

Electrical Equipment		2.08%
AAON Inc.	699	11,009
LSI Industries Inc.	1,376	8,573
SL Industries Inc.**	657	11,070
		30,652

Engineering & Construction		0.85%
Primoris Services Corp.	612	6,402
Sterling Construction Co. Inc.**	547	6,110
		12,512

Farm Equipment		0.66%
Alamo Group Inc.	467	9,709

Transportation Equipment & Parts		2.44%
Miller Industries Inc.	772	13,394
Spartan Motors Inc.	2,939	12,138
Twin Disc Inc.	395	10,535
		36,067

Total Capital Goods
(Cost $113,948)		100,463

Commercial Services		8.03%
Business Products & Services		5.54%
Asta Funding Inc.	1,352	10,965
Barrett Business Services Inc.	530	7,388
Consolidated Graphics Inc.**	369	13,480
CRA International Inc.**	306	6,123
Electro Rent Corp.	605	8,355
Ennis Inc.	322	4,205
ICG Group Inc.**	1,298	11,955
Marlin Business Services Corp.**	856	9,074
The Standard Register Co.	4,018	10,165
		81,710

Educational Services		1.50%
Capella Education Co.**	384	10,898
ChinaCast Education Corp.**	3,027	11,169
		22,067

Environmental & Pollution Control		0.50%
Fuel Tech Inc.**	1,267	7,374

IT Services		0.49%
Ness Technologies Inc. (Israel)**	950	$7,277

Total Commercial Services
(Cost $117,134)		118,428

Communications		5.40%
Networking		0.61%
Digi International Inc.**	820	9,020

Telecomm Equipment & Solutions		4.79%
AudioCodes Ltd. (Israel)**	1,985	6,193
Globecomm Systems Inc.**	956	12,916
Ituran Location and Control Ltd. (Israel)	1,070	12,466
Oplink Communications Inc.**	465	7,040
Preformed Line Products Co.	178	8,152
Symmetricom Inc.**	1,511	6,558
Telular Corp.	1,785	10,531
Westell Technologies Inc. - Class A**	3,190	6,890
		70,746

Total Communications
(Cost $83,280)		79,766

Consumer Cyclical		13.10%
Apparel & Footwear Manufacturing		0.65%
Maidenform Brands Inc.**	411	9,622

Cable, Satellite &Telecomm Services		2.37%
8x8 Inc.**	1,702	6,927
IDT Corp. - Class B	255	5,202
Multiband Corp.**	2,082	5,205
SureWest Communications Inc.	843	8,826
USA Mobility Inc.	668	8,818
		34,978

Clothing & Accessories		1.19%
Oxford Industries Inc.	227	7,786
The Wet Seal Inc. - Class A**	2,176	9,749
		17,535

Hard Goods Retail		1.02%
Cost Plus Inc.**	1,447	9,116
Haverty Furniture Cos. Inc.	600	5,994
		15,110

Hotels & Gaming		0.40%
Full House Resorts Inc.**	2,150	5,891

Motor Vehicle Parts		0.88%
Amerigon Inc.**	478	6,085
Standard Motor Products Inc.	527	6,835
		12,920

Motor Vehicles		0.34%
Sonic Automotive Inc. - Class A	467	5,039

Other Consumer Services		0.73%
Stamps.com Inc.	526	10,751

Recreation & Leisure		2.45%
AT Cross Co. - Class A**	848	9,565
JAKKS Pacific Inc.	444	8,414
Sturm, Ruger & Co. Inc.	405	10,522
Town Sports International Holdings Inc.**	1,050	7,623
		36,124

Restaurants		2.14%
AFC Enterprises Inc.**	854	10,103
Denny's Corp.**	2,380	7,925
Krispy Kreme Doughnuts Inc.**	795	5,422
Red Robin Gourmet Burgers Inc.**	337	8,118
		31,568

Specialty Retail		0.93%
Winmark Corp.	298	$13,774

Total Consumer Cyclical
(Cost $176,041)		193,312

Consumer Staples		2.70%
Consumer Products		0.47%
Medifast Inc.**	429	6,928

Food & Agricultural Products		1.12%
MGP Ingredients Inc.	1,308	6,632
Omega Protein Corp.**	1,085	9,852
		16,484

Grocery & Convenience		0.79%
The Pantry Inc.**	467	5,665
Winn-Dixie Stores Inc.**	1,017	6,020
		11,685

Home Products		0.32%
Libbey Inc.**	450	4,743

Total Consumer Staples
(Cost $42,649)		39,840

Energy		5.05%
Exploration & Production		1.19%
Approach Resources Inc.**	342	5,811
Panhandle Oil and Gas Inc. - Class A	174	4,936
Vaalco Energy Inc.**	1,395	6,780
		17,527

Oil Services		3.01%
Bolt Technology Corp.**	922	9,257
Dawson Geophysical Co.**	190	4,480
ENGlobal Corp.**	1,880	5,095
Gulf Island Fabrication Inc.	370	7,652
Mitcham Industries Inc.**	512	5,734
OYO Geospace Corp.**	117	6,586
PHI Inc.**	291	5,570
		44,374

Pipelines		0.85%
Crosstex Energy Inc.	932	12,563

Total Energy
(Cost $68,407)		74,464

Interest Rate Sensitive		20.40%
Other Banks		9.07%
Cape Bancorp Inc.**	973	6,879
Capital City Bank Group Inc.	1,293	13,447
Center Financial Corp.**	1,400	6,566
Eagle Bancorp Inc.**	427	5,026
First Busey Corp.	1,266	5,507
First Financial Corp.	225	6,190
First Merchants Corp.	990	6,979
Heartland Financial USA Inc.	1,025	14,534
Lakeland Bancorp Inc.	702	5,490
Nara Bancorp Inc.**	620	3,763
Pinnacle Financial Partners Inc.**	644	7,045
Republic Bancorp Inc. - Class A	532	9,422
Simmons First National Corp. - Class A	238	5,165
Southside Bancshares Inc.	673	12,114
State Bancorp Inc.	1,075	11,363
Sun Bancorp Inc.**	2,574	6,821
West Coast Bancorp**	533	7,462
		133,773

Property Casualty Insurance		2.30%
American Safety Insurance Holdings Ltd. (Bermuda)**	678	12,475
AMERISAFE Inc.**	341	6,278
Baldwin & Lyons Inc. - Class B	447	9,552
Stewart Information Services Corp.	641	5,667
		33,972

Real Estate		0.45%
LoopNet Inc.**	387	$6,629

Securities & Asset Management		4.31%
Capital Southwest Corp.	119	8,806
Diamond Hill Investment Group Inc.	86	5,968
International FCStone Inc.**	298	6,186
MVC Capital Inc.	621	6,502
Resource America Inc. - Class A	1,341	6,048
Safeguard Scientifics Inc.**	942	14,130
U.S. Global Investors Inc. - Class A	1,083	7,343
Virtus Investment Partners Inc.**	160	8,579
		63,562

Specialty Finance		2.40%
Advance America Cash Advance Centers Inc.	1,654	12,173
CompuCredit Holdings Corp.**	2,635	7,352
MCG Capital Corp.	1,325	5,247
NewStar Financial Inc.**	1,141	10,657
		35,429

Thrifts		1.87%
Dime Community Bancshares Inc.	539	5,460
Flushing Financial Corp.	542	5,854
Great Southern Bancorp Inc.	279	4,682
Newcastle Investment Corp.	2,851	11,603
		27,599

Total Interest Rate Sensitive
(Cost $315,017)		300,964

Medical/Healthcare		17.71%
Healthcare Services		1.30%
American Dental Partners Inc.**	651	6,289
Capital Senior Living Corp.**	1,409	8,694
Five Star Quality Care Inc.**	1,665	4,162
		19,145

Medical Products & Supplies		3.36%
Atrion Corp.	31	6,429
Hansen Medical Inc.**	2,246	7,457
Staar Surgical Co.**	536	4,181
Synergetics USA Inc.**	2,520	13,583
Trinity Biotech PLC - ADR (Ireland)	1,073	9,829
Young Innovations Inc.	283	8,065
		49,544

Medical Technology		2.75%
Kensey Nash Corp.**	259	6,345
Quidel Corp.**	478	7,825
SonoSite Inc.**	424	12,864
Symmetry Medical Inc.**	778	6,006
Syneron Medical Ltd. (Israel)**	760	7,532
		40,572

Pharmaceuticals		10.30%
Arqule Inc.**	1,509	7,620
Array Biopharma Inc.**	4,860	9,526
Astex Pharmaceuticals**	2,858	5,487
Cambrex Corp.**	1,148	5,786
Cornerstone Therapeutics Inc.**	1,826	11,686
Depomed Inc.**	2,108	11,383
Dusa Pharmaceuticals Inc.**	1,662	6,149
Harvard Bioscience Inc.**	2,746	11,588
Neurocrine Biosciences Inc.**	1,059	6,333
Optimer Pharmaceuticals Inc.**	771	10,671
OraSure Technologies Inc.**	1,457	11,598
Progenics Pharmaceuticals Inc.**	1,892	10,860
QLT Inc. (Canada)**	1,236	9,035

Rigel Pharmaceuticals Inc.**	1,536	$11,305
SciClone Pharmaceuticals Inc.**	1,863	7,098
Spectrum Pharmaceuticals Inc.**	839	6,402
Vanda Pharmaceuticals Inc.**	890	4,405
ZIOPHARM Oncology Inc.**	1,160	5,116
		152,048

Total Medical/Healthcare
(Cost $272,608)		261,309

Real Estate Investment Trusts (REITs)		1.78%
Diversified		0.51%
Winthrop Realty Trust	862	7,491

Multi-Family		0.67%
Associated Estates Realty Corp.	636	9,833

Retail Properties		0.60%
Agree Realty Corp.	408	8,886

Total Real Estate Investment Trusts (REITs)
(Cost $26,891)		26,210

Technology		7.67%
Computer Software		2.02%
Keynote Systems Inc.	603	12,741
SeaChange International Inc.**	1,185	9,124
The9 Ltd. (Cayman Islands)**	2,209	8,019
		29,884

Electronic Equipment		3.16%
DDi Corp.	1,591	11,519
Measurement Specialties Inc.**	441	11,448
NVE Corp.**	163	9,888
Zygo Corp.**	1,189	13,745
		46,600

Semiconductor Capital Equipment		1.36%
Kulicke & Soffa Industries Inc.**	775	5,782
Newport Corp.**	630	6,810
Photronics Inc.**	1,508	7,510
		20,102

Semiconductors		1.13%
CEVA Inc.**	316	7,682
Silicon Image Inc.**	1,522	8,934
		16,616

Total Technology
(Cost $109,424)		113,202

Transportation		0.89%
Airlines		0.89%
Hawaiian Holdings Inc.**	3,117	13,122

Total Transportation
(Cost $16,829)		13,122

Utilities		0.97%
Gas Utilities		0.97%
Chesapeake Utilities Corp.	358	14,359

Total Utilities
(Cost $14,786)		14,359

Total Common Stocks
(Cost $1,432,729)		1,403,369

MONEY MARKET MUTUAL FUNDS		1.98%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	29,251	29,251

Total Money Market Mutual Funds
(Cost $29,251)		29,251

Total Investments
(Cost $1,461,980)	97.09%	1,432,620

Other Assets in Excess of Liabilities	2.91%	43,000

Net Assets	100.00%	$1,475,620

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE INTERNATIONAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2011 (Unaudited)
	Shares	Market Value
COMMON STOCKS		96.60%
Consumer Discretionary		24.36%
Diversified Consumer Services		4.47%
Slater & Gordon Ltd. (Australia)	3,323,943	$5,830,683

Hotels, Restaurants & Leisure		0.49%
Domino's Pizza Group Ltd. (United Kingdom)	93,500	644,645

Household Durables		1.18%
Maisons France Confort (France)	50,540	1,545,715

Media		9.02%
CTS Eventim AG (Germany)	161,600	4,813,901
Pico Far East Holdings Ltd. (Hong Kong)	40,571,800	6,285,779
Rightmove PLC (United Kingdom)	36,100	668,469
		11,768,149

Specialty Retail		2.29%
Bonjour Holdings Ltd. (Hong Kong)	20,547,600	2,911,134
Point Inc. (Japan)	1,400	70,766
		2,981,900

Textiles Apparel & Luxury Goods		6.91%
Ports Design Ltd. (Hong Kong)	2,152,000	3,287,663
XTEP International Holdings (Hong Kong)	14,864,300	5,728,961
		9,016,624

Total Consumer Discretionary
(Cost $35,896,030)		31,787,716

Consumer Staples		0.80%
Food & Staples Retailing		0.80%
Eurocash S.A. (Poland)	148,179	1,048,923

Total Consumer Staples
(Cost $924,440)		1,048,923

Financials		11.84%
Capital Markets		3.02%
Azimut Holding S.p.A. (Italy)	333,728	2,307,942
London Capital Group Holdings PLC (United Kingdom)	1,139,826	1,333,088
Treasury Group Ltd. (Australia)	97,650	299,854
		3,940,884

Diversified Financial Services		6.14%
IG Group Holdings PLC (United Kingdom)	1,156,150	8,012,117

Thrifts & Mortgage Finance		2.68%
Home Capital Group Inc. (Canada)	84,000	3,494,990

Total Financials
(Cost $17,640,074)		15,447,991

Health Care		2.14%
Healthcare Equipment & Supplies		1.03%
EPS Co. Ltd. (Japan)	590	1,340,435

Pharmaceuticals		1.11%
China Medical System Holdings Ltd. (Cayman Islands)	2,189,000	1,456,073

Total Health Care
(Cost $2,523,455)		2,796,508

Industrials		46.70%
Commercial Services & Supplies		24.55%
Aeon Delight Co. Ltd. (Japan)	283,400	$6,082,256
Credit Corp. Group Ltd. (Australia)	2,067,150	7,797,671
Mears Group PLC (United Kingdom)	1,500,600	6,493,622
Mitie Group PLC (United Kingdom)	1,835,500	6,654,536
Prestige International Inc. (Japan)	572,600	5,019,542
		32,047,627

Construction & Engineering		9.47%
Cardno Ltd. (Australia)*	1,607,881	7,151,584
Morgan Sindall Group PLC (United Kingdom)	608,767	5,202,244
		12,353,828

Machinery		4.18%
Andritz AG (Austria)	49,830	4,056,985
Duro Felguera S.A. (Spain)	103,600	648,186
Metka S.A. (Greece)	99,830	745,050
		5,450,221

Professional Services		4.35%
ITE Group PLC (United Kingdom)	1,023,900	2,513,806
SAI Global Ltd. (Australia)	695,677	3,165,142
		5,678,948

Trading Companies & Distributors		4.15%
Indutrade AB (Sweden)	227,400	5,414,538

Total Industrials
(Cost $60,060,716)		60,945,162

Information Technology		10.76%
Electronic Equipment & Components		4.70%
Diploma PLC (United Kingdom)	1,243,030	6,142,557

Internet Software & Services		0.21%
SMS Co. Ltd. (Japan)	280	271,976

IT Services		3.83%
GMO Payment Gateway Inc. (Japan)	20	93,425
Wirecard AG (Germany)	320,556	4,904,175
		4,997,600

Software		2.02%
Simplex Holdings Inc. (Japan)	7,893	2,634,323

Total Information Technology
(Cost $13,480,589)		14,046,456

Total Common Stocks
(Cost $130,525,304)		126,072,756

MONEY MARKET MUTUAL FUNDS		2.28%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	2,979,302	2,979,302

Total Money Market Mutual Funds
(Cost $2,979,302)		2,979,302

Total Investments
(Cost $133,504,606)	98.88%	129,052,058

Other Assets in Excess of Liabilities	1.12%	1,460,393

Net Assets	100.00%	$130,512,451

Westcore International Small-Cap Fund
Country Breakdown as of September 30, 2011 (Unaudited)
Country	Market Value	%
United Kingdom	$37,665,085	28.86%
Australia	24,244,934	18.58%
Hong Kong	18,213,537	13.95%
Japan	15,512,723	11.89%
Germany	9,718,076	7.45%
Sweden	5,414,538	4.15%
Austria	4,056,985	3.11%
Canada	3,494,990	2.68%
United States	2,979,302	2.28%
Italy	2,307,942	1.77%
France	1,545,715	1.18%
Cayman Islands	1,456,073	1.11%
Poland	1,048,923	0.80%
Greece	745,050	0.57%
Spain	648,185	0.50%
Total Investments	129,052,058	98.88%
Other Assets in Excess of Liabilities	1,460,393	1.12%
Net Assets	$130,512,451	100.00%

Please note the country breakdown is based on the company headquarters.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

*	All or a portion of the security is pledged as collateral on forward foreign currency contracts as of September 30, 2011.

See Notes to Quarterly Statements of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
Contract	Contracted	Purchase/Sale	Expiration	Value On	Current	Appreciation/
Description	Amount	Contract	Date	Settlement Date	Value	(Depreciation)
AUD	13,173,674	Sale	9/22/2011	$13,518,165	$12,620,420	$897,746
CAD	3,977,400	Sale	9/22/2011	4,033,056	3,788,922	244,134
GBP	6,378,606	Sale	9/22/2011	10,059,062	9,938,687	120,375
PLN	4,483,800	Sale	9/22/2011	1,422,322	1,342,336	79,986
SEK	3,954,076	Sale	9/22/2011	591,896	573,976	17,921
						$1,360,162

CHF	6,333,045	Purchase	9/22/2011	$7,262,250	$6,999,851	$(262,399)
DKK	11,163,337	Purchase	9/22/2011	2,066,711	2,010,048	(56,663)
EUR	7,862,268	Purchase	9/22/2011	10,834,598	10,530,322	(304,276)
HKD	113,579,849	Sale	9/22/2011	14,582,177	14,598,997	(16,820)
ILS	5,194,181	Purchase	9/22/2011	1,420,281	1,383,589	(36,692)
JPY	1,932,842,412	Purchase	9/22/2011	25,190,179	25,091,808	(98,371)
NOK	18,704,584	Purchase	9/22/2011	3,332,220	3,173,384	(158,836)
NZD	1,364,648	Purchase	9/22/2011	1,126,244	1,034,133	(92,111)
SGD	4,587,836	Purchase	9/22/2011	3,704,199	3,508,703	(195,496)
						$(1,221,664)

WESTCORE FLEXIBLE INCOME FUND AS OF SEPTEMBER 30, 2011 (Unaudited)
	Shares	Market Value
EXCHANGE TRADED FUNDS		1.45%
SPDR Barclays Capital High Yield Bond ETF	24,000	$868,560

Total Exchange Traded Funds
(Cost $966,664)		868,560

CONVERTIBLE PREFERRED STOCKS		2.12%
Utilities		2.12%
Utilities		2.12%
AES Trust III,
6.750%, 10/15/2029	26,100	1,271,592

Total Utilities
(Cost $1,140,080)		1,271,592

Total Convertible Preferred Stocks
(Cost $1,140,080)		1,271,592

NONCONVERTIBLE PREFERRED STOCKS		4.53%
Financials		4.53%
Real Estate Investment Trusts (REITs)		4.53%
Diversified (REITs)		1.72%
Cousins Properties Inc.:
7.500%	17,000	411,230
7.750%	25,000	617,000
		1,028,230

Hotels (REITs)		1.07%
Hospitality Properties Trust,
Series B, 8.875%	25,000	641,125

Office Property (REITs)		0.23%
SL Green Realty Corp.,
Series C, 7.625%	5,600	137,760

Warehouse-Industrial (REITs)		1.51%
CenterPoint Properties Trust,
4.880%(1)(2)	1,500	900,000

Total Financials
(Cost $3,369,468)		2,707,115

Total Nonconvertible Preferred Stocks
(Cost $3,369,468)		2,707,115

	Principal Amount	Market Value
CORPORATE BONDS		86.24%
Financials		15.80%
Financial Services		0.43%
Emigrant Capital Trust II,
2.741%, 4/14/2034(2)(3)	$500,000	255,009

Insurance		1.81%
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	1,000,000	1,083,416

Savings & Loans		1.12%
Washington Mutual Bank,
5.550%, 6/16/2010**(4)	2,000,000	670,000

Real Estate Investment Trusts (REITs)		12.44%
Data Center (REITs)		2.17%
DuPont Fabros Technology LP,
8.500%, 12/15/2017	1,250,000	1,300,000

Healthcare (REITs)		3.86%
Omega Healthcare Investors Inc.:
7.000%, 1/15/2016	$850,000	$869,125
6.750%, 10/15/2022	1,500,000	1,438,125
		2,307,250

Hotels (REITs)		3.83%
Host Hotels & Resorts LP,
5.875%, 6/15/2019(3)	1,000,000	960,000
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	1,325,000	1,331,625
		2,291,625

Timber (REITs)		2.58%
Potlatch Corp.,
7.500%, 11/1/2019	1,500,000	1,539,375

Total Financials
(Cost $10,581,363)		9,446,675

Industrials		68.65%
Aerospace & Defense		2.19%
BE Aerospace Inc.,
6.875%, 10/1/2020	1,250,000	1,309,375

Airlines		0.24%
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1, Class A-1, 7.200%, 1/2/2019(5)	49,467	46,005
Continental Airlines Inc.:
Pass-Through Certificates, Series 1997-1, Class B, 7.461%, 4/1/2013(1)(5)	5,905	5,699
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 8/2/2018(5)	92,801	88,625
		140,329

Autos		2.84%
Delphi Corp.:
6.500%, 5/1/2009**(1)(4)	1,375,000	25,781
8.250%, 10/15/2033**(1)(4)	1,015,000	0
Goodyear Tire & Rubber Co.,
8.750%, 8/15/2020	1,144,000	1,184,040
Oshkosh Corp.,
8.250%, 3/1/2017	500,000	487,500
		1,697,321

Building Materials		1.40%
USG Corp.,
8.375%, 10/15/2018(3)	1,000,000	840,000

Chemicals		1.35%
Polymer Group Inc.,
7.750%, 2/1/2019(3)	500,000	501,250
Union Carbide Chemical & Plastics Co. Inc.,
7.875%, 4/1/2023	250,000	305,253
		806,503

Consumer Products		1.64%
Jarden Corp.,
6.125%, 11/15/2022	1,000,000	982,500

Energy-Non Utility		14.98%
Forest Oil Corp.,
7.250%, 6/15/2019	2,450,000	2,401,000
Kerr-McGee Corp.,
6.950%, 7/1/2024	550,000	645,317

MarkWest Energy Partners LP / MarkWest Energy Finance Corp.,
6.750%, 11/1/2020	$1,000,000	$1,020,000
Plains Exploration & Production Co.,
8.625%, 10/15/2019	1,250,000	1,350,000
Range Resources Corp.,
5.750%, 6/1/2021	1,750,000	1,824,375
Southwestern Energy Co.,
7.500%, 2/1/2018	1,510,000	1,719,431
		8,960,123

Healthcare		5.87%
Community Health Systems Inc.,
8.875%, 7/15/2015	1,000,000	985,000
DaVita Inc.,
6.625%, 11/1/2020	1,000,000	965,000
HCA Inc.,
7.875%, 2/15/2020	1,500,000	1,560,000
		3,510,000

Leisure		10.70%
Harrah's Operating Co. Inc.:
10.000%, 12/15/2018	336,000	189,840
10.000%, 12/15/2018	1,028,000	616,800
Las Vegas Sands Corp.,
6.375%, 2/15/2015	1,400,000	1,421,000
MGM Mirage Resort Inc.,
10.375%, 5/15/2014	250,000	274,062
Premier Ent. Biloxi,
0.000%, 2/1/2012**(1)(4)	250,000	0
Royal Caribbean Cruises Ltd. (Liberia),
6.875%, 12/1/2013	1,000,000	1,012,500
Starwood Hotels & Resorts Worldwide Inc.,
7.150%, 12/1/2019	1,295,000	1,398,600
Vail Resorts Inc.,
6.500%, 5/1/2019(3)	1,500,000	1,485,000
		6,397,802

Other Industrials		5.50%
Aramark Corp.,
8.500%, 2/1/2015	1,225,000	1,246,438
Iron Mountain Inc.,
8.375%, 8/15/2021	1,000,000	1,025,000
Service Corp. International,
7.000%, 5/15/2019	1,000,000	1,015,000
		3,286,438

Packaging & Containers		4.30%
Ball Corp.,
5.750%, 5/15/2021	1,525,000	1,490,688
Crown Americas LLC / Crown Americas Capital Corp. III,
6.250%, 2/1/2021(3)	1,075,000	1,080,375
		2,571,063

Paper & Forestry		1.40%
West Fraser Timber Co. Ltd. (Canada),
5.200%, 10/15/2014(3)	850,000	837,250

Pharmaceuticals		0.62%
Eszopiclone Royalty SUB LLC,
Series IV, 12.000%, 3/15/2014(1)(3)	379,546	371,955

Retail		6.17%
AmeriGas Partners LP/AmeriGas Finance Corp.,
6.250%, 8/20/2019	1,200,000	1,155,000
Hanesbrands Inc.,
6.375%, 12/15/2020	1,250,000	1,218,750
Ltd. Brands Inc.,
7.000%, 5/1/2020	1,250,000	1,318,750

Winn-Dixie Stores Inc.,
Series Escrow Units, 4/1/2099**(1)(4)	$2,150,000	$ 0
		3,692,500

Technology		2.18%
Fidelity National Information Services Inc.,
7.625%, 7/15/2017	1,250,000	1,306,250

Telecomm & Related		5.45%
Frontier Communications Corp.,
8.500%, 4/15/2020	1,500,000	1,462,500
Tuckahoe Credit Lease Trust,
9.310%, 10/20/2025(1)(3)	1,894,358	1,793,635
		3,256,135

Transportation		1.82%
Federal Express Corp. 1997 Pass Through Trust,
Series 97-C, 7.650%, 1/15/2014	1,074,598	1,090,716

Total Industrials
(Cost $43,131,920)		41,056,260

Utilities		1.79%
Utilities		1.79%
Calpine Corp Escrow,
8.750%, 7/15/2013**(1)(4)	200,000	0
Calpine Corp.,
7.500%, 2/15/2021(3)	1,000,000	960,000
Indianapolis Power & Light Co.,
6.300%, 7/1/2013(3)	100,000	108,435
		1,068,435

Total Utilities
(Cost $1,099,982)		1,068,435

Total Corporate Bonds
(Cost $54,813,265)		51,571,370

COLLATERALIZED DEBT OBLIGATIONS & COMMERCIAL MORTGAGE-BACKED SECURITIES		3.16%
Collateralized Debt Obligations		0.24%
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/4/2012**(3)(5)(6)	100,000	50
N-Star Real Estate Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(1)(3)(5)	501,657	130,431
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2012**(3)(5)(6)	100,000	50
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2013**(3)(5)(6)	150,000	15
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 10/3/2013**(3)(5)(6)	150,000	45
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/24/2013**(3)(5)(6)	750,000	225
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 6/17/2014**(3)(5)(6)	500,000	100

Regional Diversified Funding (Cayman Islands):
Series 2004-1, 0.000%, 2/15/2014**(1)(3)(4)(5)(6)	$500,000	$50
Series 2005-1, 0.000%, 3/15/2015**(1)(3)(5)(6)	750,000	75
River North Ltd. (Cayman Islands),
Subordinate Income Notes, Series 2005-1A, Class SUB, 0.000%, 2/6/2014**(1)(3)(5)(6)	600,000	60
Soloso Bank Pref 2005 (Cayman Islands),
0.000%, 10/15/2015**(1)(3)(5)(6)	750,000	75
Tricadia (Cayman Islands),
Series 2003-1A, Class PS, 0.000%, 12/15/2013**(1)(3)(5)(6)	250,000	12,500
Total Collateralized Debt Obligations
(Cost $5,064,242)		143,676

Commercial Mortgage-Backed Securities		2.92%
GTP Towers Issuer LLC,
8.112%, 2/15/2015(3)	1,000,000	1,030,923

Adams Outdoor Advertising LP,
10.756%, 12/20/2017(3)(5)	700,000	717,169

Total Commercial Mortgage-Backed Securities
(Cost $1,700,000)		1,748,092

Total Collateralized Debt Obligations & Commercial Mortgage-Backed Securities
(Cost $6,764,242)		1,891,768

Total Investments
(Cost $67,053,719)	97.50%	58,310,405

Other Assets in Excess of Liabilities	2.50%	1,493,245

Net Assets	100.00%	$59,803,650

**	Non-income producing security.

(1)    This security has been valued in good faith by or under the direction of the Board of Trustees. As of September 30, 2011 these securities represented 5.42% of the Fund's net assets.

(2)    The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(3)   This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers. Please note that the Adviser, under supervision of the Board of Trustees, has determined that certain 144A securities listed below have a liquid trading market. Such securities represent 11.33% of the Fund's net assets as of September 30, 2011.

						Market Value
		Maturity			Market	as Percentage
Issuer Description	Coupon	Date	Acquisition Date	Cost	Value	of Net Assets
Adams Outdoor Advertising LP	10.756%	12/20/17	12/3/10	$ 700,000	$ 717,169	1.20%
Calpine Corp.	7.500%	2/15/21	10/18/10	1,000,000	960,000	1.61%
Crown Americas LLC / Crown Americas Capital Corp. III	6.250%	2/1/21	3/31/11	1,103,615	1,080,375	1.81%
Emigrant Capital Trust II	2.741%	4/14/34	8/11/04	497,935	255,009	0.43%
Eszoplicone Royalty SUB LLC, Series IV	12.000%	3/15/14	7/29/05	379,546	371,955	0.62%
GTP Towers Issuer LLC	8.112%	2/15/15	2/11/10	1,000,000	1,030,923	1.72%
Host Hotels & Resorts LP	5.875%	6/15/19	7/11/11	1,004,889	960,000	1.61%
Indianapolis Power & Light Co.	6.300%	7/1/13	7/30/03	99,982	108,435	0.18%
I-Preferred Term Securities I Ltd.	-%	12/4/12	11/21/02	100,000	50	0.00%
N-Star Real Estate Ltd., Series 2004-2A, Class C2B	6.591%	6/28/14	6/16/04	471,957	130,431	0.22%
Polymer Group Inc.	7.750%	2/1/19	6/15/11	509,096	501,250	0.84%
Preferred Term Securities VI Ltd.	-%	7/3/12	6/13/02	100,000	50	0.00%
Preferred Term Securities X Ltd.	-%	7/3/13	6/16/03	150,000	15	0.00%
Preferred Term Securities XI Ltd.	-%	10/3/13	9/9/03	150,000	45	0.00%
Preferred Term Securities XII Ltd.	-%	12/24/13	12/9/03 - 1/7/05	756,166	225	0.00%
Preferred Term Securities XIV Ltd.	-%	6/17/14	6/9/04	500,000	100	0.00%
Regional Diversified Funding, Series 2004-1	-%	2/15/14	2/13/04	493,516	50	0.00%
Regional Diversified Funding, Series 2005-1	-%	3/15/15	3/21/05	750,000	75	0.00%
River North Ltd., Series 2005-1A	-%	2/6/14	12/22/04	600,000	60	0.00%
Soloso Bank Pref 2005	-%	10/15/15	8/3/05	745,633	75	0.00%
Tricadia, Series 2003-1A, Class PS	-%	12/15/13	12/10/03	246,970	12,500	0.02%
Tuckahoe Credit Lease Trust	9.310%	10/20/25	12/11/09	1,677,333	1,793,635	3.00%
USG Corp.	8.375%	10/15/18	11/9/10 - 11/10/10	1,014,040	840,000	1.40%
Vail Resorts Inc.	6.500%	5/1/19	4/25/10 - 6/14/11	1,510,913	1,485,000	2.48%
West Fraser Timber Co. Ltd.	5.200%	10/15/14	7/20/09 - 8/3/09	728,146	837,250	1.40%
				$ 16,289,737	$ 11,084,677	18.54%

(4)  Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.

(5)  The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(6)  This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

WESTCORE PLUS BOND FUND AS OF SEPTEMBER 30, 2011 (Unaudited)
	Shares	Market Value
NONCONVERTIBLE PREFERRED STOCKS		0.30%
Financials		0.24%
Financial Services		0.06%
First Tennessee Bank,
3.750%(1)(2)	1,500	$956,250

Real Estate Investment Trusts (REITs)		0.18%
Apartments (REITs)		0.02%
Cousins Properties Inc.,
7.500%	10,300	249,157

Warehouse-Industrial (REITs)		0.16%
CenterPoint Properties Trust,
4.880%(1)(3)	3,900	2,340,000

Total Financials
(Cost $5,591,577)		3,545,407

Utilities		0.06%
Utilities		0.06%
Southern California Edison,
5.349%	9,400	944,113

Total Utilities
(Cost $940,000)		944,113

Total Nonconvertible Preferred Stocks
(Cost $6,531,577)		4,489,520

	Principal Amount	Market Value
CORPORATE BONDS		51.93%
Financials		15.70%
Financial Services		8.07%
BB&T Corp.:
3.200%, 3/15/2016	$8,975,000	9,181,649
6.850%, 4/30/2019	4,150,000	5,144,000
Capital One Financial Corp.,
4.750%, 7/15/2021	6,700,000	6,733,962
City National Corp.,
5.250%, 9/15/2020	16,475,000	16,342,376
Emigrant Capital Trust II,
2.741%, 4/14/2034(1)(2)	850,000	433,516
FIA Card Services NA,
6.625%, 6/15/2012	10,452,000	10,630,437
First Empire Capital Trust,
8.277%, 6/1/2027	25,000	25,103
First Horizon National Corp.,
5.375%, 12/15/2015	12,525,000	12,695,979
FMR Corp.,
7.490%, 6/15/2019(2)	5,000,000	6,173,900
KeyCorp,
5.100%, 3/24/2021	7,525,000	7,618,460
PNC Funding Corp.,
4.250%, 9/15/2015	14,595,000	15,782,756
The Toronto-Dominion Bank (Canada),
2.500%, 7/14/2016	12,000,000	12,339,204
Union Bank of California,
5.950%, 5/11/2016	3,100,000	3,418,885
Wachovia Corp.,
5.625%, 10/15/2016	14,250,000	15,431,240
		121,951,467

Insurance		1.44%
Berkshire Hathaway,
4.850%, 1/15/2015	5,000,000	5,535,720
OneBeacon U.S. Holdings Inc.,
5.875%, 5/15/2013	$4,858,000	$4,981,481
PartnerRe Finance B LLC,
5.500%, 6/1/2020	9,700,000	10,117,003
Prudential Financial,
Series MTNB, 4.350%, 5/12/2015	835,653	866,326
Zurich Reinsurance,
7.125%, 10/15/2023	200,000	216,683
		21,717,213

Savings & Loans		0.27%
Washington Mutual Bank:
5.550%, 6/16/2010**(4)	7,100,000	2,378,500
2.969%, 6/16/2010**(4)	5,000,000	1,675,000
		4,053,500

Real Estate Investment Trusts (REITs)		5.92%
Data Center (REITs)		0.69%
DuPont Fabros Technology LP,
8.500%, 12/15/2017	10,075,000	10,478,000

Diversified (REITs)		1.19%
National Retail Properties Inc.,
6.250%, 6/15/2014	975,000	1,049,116
Washington REIT:
5.250%, 1/15/2014	2,000,000	2,121,802
4.950%, 10/1/2020	13,825,000	14,718,164
		17,889,082

Healthcare (REITs)		0.71%
Healthcare Realty Trust Inc.,
5.125%, 4/1/2014	3,125,000	3,231,672
Omega Healthcare Investors Inc.,
6.750%, 10/15/2022	7,430,000	7,123,513
Senior Housing Properties Trust,
8.625%, 1/15/2012	325,000	330,241
		10,685,426

Hotels (REITs)		0.34%
Host Hotels & Resorts LP,
5.875%, 6/15/2019(2)	2,100,000	2,016,000
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	3,075,000	3,090,375
		5,106,375

Industrials (REITs)		0.58%
ProLogis LP:
7.625%, 8/15/2014	6,970,000	7,601,440
7.625%, 7/1/2017	1,100,000	1,218,814
		8,820,254

Regional Malls (REITs)		0.85%
Simon Property Group LP:
5.250%, 12/1/2016	6,080,000	6,635,171
7.375%, 6/15/2018	2,868,000	3,400,975
10.350%, 4/1/2019	2,050,000	2,748,830
		12,784,976

Shopping Centers (REITs)		0.30%
Kimco Realty Corp.,
Series MTNC, 5.980%, 7/30/2012	1,800,000	1,839,094
Weingarten Realty Investors:
4.857%, 1/15/2014	2,015,000	2,095,796
6.640%, 7/15/2026	545,000	612,005
		4,546,895

Timber (REITs)		1.26%
Plum Creek Timberland,
5.875%, 11/15/2015	2,400,000	2,673,962
Potlatch Corp.,
7.500%, 11/1/2019	$15,996,000	$16,415,895
		19,089,857

Total Financials
(Cost $238,830,238)		237,123,045

Industrials		30.21%
Aerospace & Defense		0.21%
BE Aerospace Inc.,
6.875%, 10/1/2020	3,100,000	3,247,250

Autos		0.87%
BMW US Capital Inc.,
5.730%, 11/1/2015)(2)(3)	12,000,000	13,098,000
Delphi Corp.,
6.500%, 5/1/2009**(3)(4)	1,000,000	18,750
		13,116,750

Building Materials		0.47%
USG Corp.,
8.375%, 10/15/2018(2)	8,400,000	7,056,000

Cable & Media		1.79%
CBS Corp.:
8.200%, 5/15/2014	10,235,000	11,777,015
8.875%, 5/15/2019	2,800,000	3,585,207
Comcast Corp.,
5.150%, 3/1/2020	7,325,000	8,292,904
Time Warner Inc.,
9.150%, 2/1/2023	2,410,000	3,316,215
		26,971,341

Chemicals		0.67%
Potash Corp. of Saskatchewan Inc. (Canada),
6.500%, 5/15/2019	7,625,000	9,350,660
PPG Industries Inc.,
6.875%, 2/15/2012	688,000	702,321
		10,052,981

Consumer Products		1.00%
Hanesbrands Inc.,
6.375%, 12/15/2020	5,400,000	5,265,000
Jarden Corp.,
6.125%, 11/15/2022	10,000,000	9,825,000
		15,090,000

Energy-Non Utility		6.61%
Apache Corp.,
5.100%, 9/1/2040	5,550,000	6,233,793
BP Capital Markets PLC (United Kingdom),
3.625%, 5/8/2014	16,080,000	16,896,124
Burlington Resources Inc.,
6.875%, 2/15/2026	1,000,000	1,241,427
Forest Oil Corp.,
7.250%, 6/15/2019	12,460,000	12,210,800
Kerr-McGee Corp.,
6.950%, 7/1/2024	4,500,000	5,279,868
Pride International Inc.,
6.875%, 8/15/2020	10,650,000	12,325,628
Range Resources Corp.,
5.750%, 6/1/2021	11,225,000	11,702,063
Southwestern Energy Co.,
7.500%, 2/1/2018	10,520,000	11,979,082
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	75,000	87,560
7.000%, 10/15/2028	9,775,000	11,512,467
Transcontinental Gas Pipe Line,
6.400%, 4/15/2016	5,725,000	6,659,709
Valero Energy Corp.,
4.500%, 2/1/2015	3,250,000	3,474,325
Weatherford International Ltd. (Switzerland),
5.150%, 3/15/2013	$171,000	$179,311
		99,782,157

Food & Beverages		2.78%
Anheuser-Busch Companies Inc. (Belgium),
5.050%, 10/15/2016	8,030,000	9,049,176
Anheuser-Busch InBev Worldwide Inc. (Belgium),
7.750%, 1/15/2019	6,350,000	8,267,859
Diageo Finance BV (Netherlands),
5.300%, 10/28/2015	9,700,000	10,960,302
Kraft Foods Inc.:
4.125%, 2/9/2016	2,000,000	2,133,126
5.375%, 2/10/2020	4,125,000	4,682,386
PepsiCo Inc.,
3.750%, 3/1/2014	6,500,000	6,947,349
		42,040,198

Healthcare		1.03%
DaVita Inc.,
6.625%, 11/1/2020	3,700,000	3,570,500
HCA Inc.,
7.875%, 2/15/2020	11,475,000	11,934,000
		15,504,500

Leisure		1.24%
Harrah's Operating Co. Inc.:
10.000%, 12/15/2018	933,000	527,145
10.000%, 12/15/2018	2,846,000	1,707,600
MGM Mirage,
7.625%, 7/15/2013	1,500,000	1,470,000
Starwood Hotels & Resorts Worldwide Inc.,
6.750%, 5/15/2018	9,170,000	9,880,675
Vail Resorts Inc.,
6.500%, 5/1/2019(2)	5,250,000	5,197,500
		18,782,920

Metals & Mining		2.66%
BHP Billiton Finance USA Ltd. (Australia),
5.500%, 4/1/2014	10,600,000	11,654,721
Freeport-McMoRan Copper & Gold Inc.,
8.375%, 4/1/2017	11,025,000	11,837,333
Sweetwater Investors LLC,
5.875%, 5/15/2014(2)	263,009	254,726
Teck Resources Ltd. (Canada),
10.750%, 5/15/2019	13,250,000	16,485,610
		40,232,390

Other Industrials		0.86%
Aramark Corp.,
8.500%, 2/1/2015	3,575,000	3,637,563
Kennametal Inc.,
7.200%, 6/15/2012	7,880,000	8,194,207
WM Wrigley Jr. Co.,
4.650%, 7/15/2015	1,125,000	1,207,909
		13,039,679

Packaging & Containers		1.77%
Ball Corp.,
5.750%, 5/15/2021	15,000,000	14,662,500
Crown Americas LLC / Crown Americas Capital Corp. III,
6.250%, 2/1/2021(2)	12,000,000	12,060,000
		26,722,500

Paper & Forestry		0.58%
West Fraser Timber Co. Ltd. (Canada),
5.200%, 10/15/2014(2)	8,825,000	8,692,625

Pharmaceuticals		0.85%
Eszopiclone Royalty SUB LLC,
Series IV, 12.000%, 3/15/2014(2)(3)	379,546	371,955
GlaxoSmithKline Capital Inc. (United Kingdom),
5.650%, 5/15/2018	$10,350,000	$12,546,943
		12,918,898

Retail		2.03%
Macy's Retail Holdings Inc.,
5.900%, 12/1/2016	11,648,000	12,806,848
Wal-Mart Stores Inc.,
7.550%, 2/15/2030	12,400,000	17,785,394
		30,592,242

Technology		0.89%
Fidelity National Information Services Inc.,
7.625%, 7/15/2017	3,725,000	3,892,625
International Business Machines Corp.,
2.000%, 1/5/2016	8,000,000	8,128,248
Science Applications International Corp.,
5.500%, 7/1/2033	1,225,000	1,370,526
		13,391,399

Telecomm & Related		2.26%
America Movil SAB de CV (Mexico),
5.000%, 10/16/2019	6,975,000	7,491,150
American Tower Corp.,
4.625%, 4/1/2015	3,600,000	3,822,098
AT&T Inc.,
5.625%, 6/15/2016	9,600,000	10,962,730
Frontier Communications Corp.,
8.125%, 10/1/2018	7,450,000	7,338,250
Tuckahoe Credit Lease Trust,
9.310%, 10/20/2025(2)(3)	4,841,137	4,583,734
		34,197,962

Transportation		1.64%
Burlington Northern Santa Fe Corp.:
5.750%, 3/15/2018	11,525,000	13,610,633
4.575%, 1/15/2021	1,112,815	1,209,271
Canadian National Railway Co. (Canada),
6.800%, 7/15/2018	3,315,000	4,164,595
CSX Transportation Inc.,
9.750%, 6/15/2020	1,250,000	1,798,022
Federal Express Corp. 1997 Pass Through Trust,
Series 1997-A, 7.500%, 1/15/2018(5)	605,801	614,888
Kansas City Southern Railway,
13.000%, 12/15/2013	3,000,000	3,450,000
		24,847,409

Total Industrials
(Cost $436,901,868)		456,279,201

Utilities		6.02%
Utilities		6.02%
Calpine Corp.,
7.500%, 2/15/2021(2)	8,350,000	8,016,000
Commonwealth Edison Co.,
Series 104, 5.950%, 8/15/2016	7,375,000	8,547,964
Consumers Energy Co.,
Series B, 6.875%, 3/1/2018	1,564,000	1,896,059
Duke Energy Carolinas LLC:
Series C, 7.000%, 11/15/2018	4,285,000	5,490,829
3.900%, 6/15/2021	4,275,000	4,583,706
FPL Group Capital Inc.:
2.600%, 9/1/2015	3,200,000	3,246,656
6.350%, 10/1/2066(1)	2,900,000	2,786,915
Georgia Power Co.,
Series 07-A, 5.650%, 3/1/2037	850,000	1,040,273

Indianapolis Power & Light Co.,
6.300%, 7/1/2013(2)	400,000	433,739
MidAmerican Energy Holdings Co.,
5.875%, 10/1/2012	$200,000	$209,727
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	9,287,000	10,814,535
Series R, 6.750%, 7/1/2037	2,850,000	3,871,554
Northern Natural Gas Co.,
5.375%, 10/31/2012(2)	350,000	367,313
Oncor Electric Delivery Co. LLC,
7.000%, 9/1/2022	13,178,000	16,665,202
Public Service Co. of Oklahoma,
6.150%, 8/1/2016	3,075,000	3,527,837
San Diego Gas & Electric Co.,
6.000%, 6/1/2026	3,550,000	4,405,816
Tenaska Alabama II Partners LP,
6.125%, 3/30/2023(2)	227,972	240,867
Tenaska Virginia Partners LP,
6.119%, 3/30/2024(2)	202,226	214,892
Westar Energy Inc.,
8.625%, 12/1/2018	9,950,000	13,580,248
WPD Holdings (United Kingdom),
7.250%, 12/15/2017(2)	875,000	1,055,816
		90,995,948

Total Utilities
(Cost $81,782,266)		90,995,948

Total Corporate Bonds
(Cost $757,514,372)		784,398,194

MUNICIPAL BONDS		0.44%
Washington		0.44%
Washington State Build America Bonds,
5.090%, 8/1/2033	5,900,000	6,643,695

Total Municipal Bonds
(Cost $5,900,000)		6,643,695

ASSET-BACKED SECURITIES, COLLATERALIZED DEBT OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, RESIDENTIAL MORTGAGE-BACKED SECURITIES & AGENCY MORTGAGE BACKED SECURITIES		36.67%
Asset-Backed Securities		4.70%
BMW Vehicle Owner Trust,
Series 2011-A, Class A3, 0.760%, 9/25/2014(5)	4,500,000	4,496,728
CarMax Auto Owner Trust:
Series 2009-2, Class A3, 1.740%, 4/15/2014	2,413,437	2,428,770
Series 2009-2, Class B, 4.650%, 8/17/2015	6,000,000	6,400,554
CenterPoint Energy Transition Bond Co. LLC,
Series 2008-A, Class A1, 4.192%, 2/1/2020	3,683,970	4,001,812
Harley-Davidson Motorcycle Trust:
Series 2007-1, Class B, 5.370%, 1/15/2011(5)	1,000,000	1,005,412
Series 2009-3, Class A3, 1.740%, 9/16/2013	5,502,238	5,520,060
Series 2007-1, Class C, 5.540%, 4/15/2015	3,500,000	3,518,592

Honda Auto Receivables Owner Trust:
Series 2010-1, Class A4, 1.980%, 3/21/2013(5)	$5,025,000	$5,110,485
Series 2010-3, Class A4, 0.940%, 11/21/2013(5)	8,480,000	8,507,094
Hyundai Auto Receivables Trust,
Series 2009-A, Class A4, 3.150%, 3/15/2016	10,600,000	10,985,639
John Deere Owner Trust:
Series 2011-A, Class A3, 1.290%, 1/15/2016	3,325,000	3,354,639
Series 2011-A, Class A4, 1.960%, 4/16/2018	5,528,000	5,676,449
Marriott Vacation Club Owner Trust:
Series 2006-2A, Class A, 5.362%, 4/20/2014(2)(5)	152,094	155,168
Series 2010-1A, Class A, 3.540%, 12/20/2032(2)	7,007,118	7,104,846
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3, 1.670%, 1/15/2014	2,736,761	2,753,349
Total Asset-Backed Securities
(Cost $68,547,309)		71,019,597

Collateralized Debt Obligations		0.02%
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/4/2012**(2)(5)(6)	150,000	75
N-Star Real Estate Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(2)(3)(5)	601,989	156,517
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2012**(2)(5)(6)	250,000	125
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2013**(2)(5)(6)	350,000	35
Preferred Term Securities XI B-3 Ltd. (Cayman Islands),
Mezzanine Note, 1.950%, 9/24/2033(1)(2)(3)	508,524	139,844
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 10/3/2013**(2)(5)(6)	350,000	105
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/24/2013**(2)(5)(6)	500,000	150
Preferred Term Securities XIII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 3/24/2014**(2)(5)(6)	500,000	150
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 6/17/2014**(2)(5)(6)	500,000	100
Regional Diversified Funding (Cayman Islands):
Series 2004-1, 0.000%, 2/15/2014**(2)(3)(4)(5)(6)	500,000	50
Series 2005-1, 0.000%, 3/15/2015**(2)(3)(5)(6)	$750,000	$75

River North Ltd. (Cayman Islands),
Series 2005-1A, Class SUB, 0.000%, 2/6/2014**(2)(3)(5)(6)	800,000	80
Soloso Bank Pref (Cayman Islands),
0.000%, 10/15/2015**(2)(3)(5)(6)	750,000	75
Tricadia (Cayman Islands),
Series 2003-1, Class PS, 0.000%, 12/15/2013**(2)(3)(5)(6)	250,000	12,500
Total Collateralized Debt Obligations
(Cost $6,715,359)		309,881

Commercial Mortgage-Backed Securities		3.44%
Adams Outdoor Advertising LP:
5.438%, 12/20/2017(2)(5)	8,028,177	8,171,392
10.756%, 12/20/2017(2)(5)	6,300,000	6,454,520
Crown Castle Towers LLC:
5.495%, 1/15/2017(2)(5)	4,500,000	4,970,246
6.113%, 1/15/2020(2)(5)	8,975,000	10,117,293
4.883%, 8/15/2020(2)(5)	5,900,000	6,160,190
GTP Towers Issuer LLC,
8.112%, 2/15/2015(2)	15,000,000	15,463,845
SBA Tower Trust,
4.254%, 4/15/2015(2)(5)	550,000	581,527

Total Commercial Mortgage-Backed Securities
(Cost $49,253,177)		51,919,013

Residential Mortgage-Backed Securities		0.18%
Banc of America Funding Corp.:
Class 2A4, 5.500%, 8/1/2035	912,967	801,968
Series 2005-4, Class 1A4, 5.500%, 8/1/2035	448,973	394,643
Banc of America Mortgage Securities Inc.:
Series 2005-2, Class 1A12, 5.500%, 3/25/2035	296,650	282,566
Series 2005-8, Class A14, 5.500%, 9/25/2035	915,846	825,791
Bank of America Alternative Loan Trust,
Series 2005-4, Class CB9, 5.500%, 5/25/2035	833,000	343,189
Bear Stearns Co.,
Series 2003-7, Class 4A, 4.894%, 10/25/2033(1)	67,480	66,522
WAMU Mortgage Pass-Through Certificates,
Series 2003-AR3, Class B1, 2.500%, 4/25/2033(1)	42,458	34,793
Total Residential Mortgage-Backed Securities
(Cost $3,503,772)		2,749,472

Agency Mortgage-Backed Securities		28.33%
FHLMC:
Pool #781804, 5.064%, 7/1/2034(1)	786,634	842,625
Pool #781811, 5.121%, 7/1/2034(1)	$346,574	$371,228
Pool #781958, 5.098%, 9/1/2034(1)	1,006,945	1,079,596
Gold Pool #G08061, 5.500%, 6/1/2035	695,661	757,878
Gold Pool #G08079, 5.000%, 9/1/2035	11,882,843	12,802,028
Gold Pool #G01960, 5.000%, 12/1/2035	3,640,075	3,921,649
Gold Pool #A41748, 5.000%, 1/1/2036	4,963,392	5,347,330
Gold Pool #A42128, 5.500%, 1/1/2036	4,528,598	4,933,622
Gold Pool #G02064, 5.000%, 2/1/2036	5,407,403	5,825,688
Gold Pool #G05200, 5.000%, 5/1/2036	14,915,468	16,069,239
Gold Pool #G02252, 5.500%, 7/1/2036	12,686,173	13,798,992
Gold Pool #G02386, 6.000%, 11/1/2036	9,037,860	9,949,274
Pool #1G1317, 5.912%, 11/1/2036(1)	5,473,065	5,917,664
Gold Pool #G03189, 6.500%, 9/1/2037	15,233,751	16,947,396
Pool #A86876, 5.000%, 6/1/2039	12,101,602	12,998,004
Pool #A97620, 4.500%, 3/1/2041	28,428,074	30,117,611
FNMA:
Pool #995749, 4.000%, 5/25/2024	20,994,656	22,177,642
Pool #932361, 4.000%, 1/1/2025	20,372,814	21,520,761
Pool #AC8938, 4.500%, 1/1/2025	21,873,063	23,307,192
Pool #AD4268, 4.500%, 3/1/2025	13,770,619	14,690,717
Pool #779610, 4.952%, 6/1/2034(1)	226,454	241,267
Pool #725705, 5.000%, 8/1/2034	1,553,195	1,678,402
Pool #255706, 5.500%, 5/1/2035	8,283,276	9,044,816
Pool #735897, 5.500%, 10/1/2035	4,980,443	5,438,330
Pool #836496, 5.000%, 10/1/2035	7,318,592	7,902,784
Pool #850582, 5.500%, 1/1/2036	2,338,594	2,553,597
Pool #845471, 5.000%, 5/1/2036	1,169,166	1,247,330
Pool #888016, 5.500%, 5/1/2036	9,514,276	10,388,989
Pool #190377, 5.000%, 11/1/2036	8,792,641	9,494,496
Pool #256526, 6.000%, 12/1/2036	10,966,893	11,985,443
Pool #888405, 5.000%, 12/1/2036	2,019,707	2,180,926
Pool #907772, 6.000%, 12/1/2036	4,796,950	5,242,467
Pool #910881, 5.000%, 2/1/2037	8,222,521	8,772,230
Pool #889108, 6.000%, 2/1/2038	9,573,921	10,524,430
Pool #257161, 5.500%, 4/1/2038	17,744,616	19,287,280
Pool #889579, 6.000%, 5/1/2038	16,011,642	17,639,818
Pool #995838, 5.500%, 5/1/2039	13,259,704	14,429,037
Pool #AE0395, 4.500%, 10/1/2040	29,968,201	31,833,481
Pool #MA0583, 4.000%, 11/1/2040	$31,671,704	$33,268,148
GNMA,
Pool #550656, 5.000%, 9/15/2035	1,196,647	1,319,762
Total Agency Mortgage-Backed Securities
(Cost $405,883,221)		427,849,169

Total Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage Backed Securities
(Cost $533,902,838)		553,847,132

U.S. GOVERNMENT & AGENCY OBLIGATIONS		0.00%*
FNMA,
8.200%, 3/10/2016	55,000	71,718

Total U.S. Government & Agency Obligations
(Cost $52,668)		71,718

U.S. TREASURY BONDS & NOTES		8.31%
1.375%, 4/15/2012	49,750,000	50,090,091
4.375%, 2/15/2038	4,500,000	5,766,327
4.375%, 11/15/2039	15,000,000	19,345,320
4.750%, 2/15/2041	36,700,000	50,324,875
		125,526,613
Total U.S. Treasury Bonds & Notes
(Cost $107,295,788)		125,526,613

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		1.32%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	19,894,280	19,894,280

Total Money Market Mutual Funds
(Cost $19,894,280)		19,894,280

Total Investments
(Cost $1,431,091,523)	98.97%	1,494,871,152

Other Assets in Excess of Liabilities	1.03%	15,565,220

Net Assets	100.00%	$1,510,436,372

*	Less than 0.005%.
**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

(1)   The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(2)   This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers. Please note that the Adviser, under supervision of the Board of Trustees, has determined that certain 144A securities listed below have a liquid trading market. Such securities represent 5.34% of the Fund's net assets as of September 30, 2011.
						Market Value
		Maturity			Market	as Percentage
Issuer Description	Coupon	Date	Acquisition Date	Cost	Value	of Net Assets
Adams Outdoor Advertising LP	5.438%	12/20/17	12/3/10	$ 8,028,177	$ 8,171,392	0.54%
Adams Outdoor Advertising LP	10.756%	12/20/17	12/3/10	6,300,000	6,454,520	0.43%
BMW US Capital Inc.	5.730%	11/1/15	10/16/07	12,000,000	13,098,000	0.87%
Calpine Corp.	7.500%	2/15/21	10/18/10-10/19/10	8,363,999	8,016,000	0.53%
Crown Americas LLC / Crown Americas Capital Corp. III	6.250%	2/1/21	1/18/11 - 3/31/11	12,124,938	12,060,000	0.80%
Crown Castle Towers LLC	5.495%	1/15/17	1/8/10	4,500,000	4,970,246	0.33%
Crown Castle Towers LLC	6.113%	1/15/20	1/8/10	8,975,000	10,117,293	0.67%
Crown Castle Towers LLC	4.883%	8/15/20	7/29/10	5,900,000	6,160,190	0.41%
Emigrant Capital Trust II	2.741%	4/14/34	8/11/04	846,490	433,516	0.03%
Eszoplicone Royalty SUB LLC, Series IV	12.000%	3/15/14	7/29/05	379,546	371,955	0.02%
First Tennessee Bank	3.750%	-	3/16/05	1,500,000	956,250	0.06%
FMR Corp.	7.490%	6/15/19	3/6/07	5,642,153	6,173,900	0.41%
GTP Towers Issuer LLC	8.112%	2/15/15	2/11/10	15,000,000	15,463,845	1.02%
Host Hotels & Resorts LP	5.875%	6/15/19	7/11/11	2,110,266	2,016,000	0.13%
Indianapolis Power & Light Co.	6.300%	7/1/13	7/30/03 - 2/6/06	400,863	433,739	0.03%
I-Preferred Term Securities I Ltd.	-%	12/4/12	11/21/02	150,000	75	0.00%
Marriott Vacation Club Owner Trust, Series 2006-2A, Class A	5.362%	4/20/14	10/31/06	152,091	155,168	0.01%
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A	3.540%	12/20/32	11/5/10	7,006,374	7,104,846	0.47%
Northern Natural Gas Co.	5.375%	10/31/12	10/9/02	349,940	367,313	0.02%
N-Star Real Estate Ltd, Series 2004-2A, Class C2B	6.591%	6/28/14	6/16/04	566,347	156,517	0.01%
Preferred Term Securities VI Ltd.	-%	7/3/12	6/13/02	250,000	125	0.00%
Preferred Term Securities X Ltd.	-%	7/3/13	6/16/03	350,000	35	0.00%
Preferred Term Securities XI B-3 Ltd.	1.950%	9/24/33	6/2/05	509,809	139,844	0.01%
Preferred Term Securities XI Ltd.	-%	10/3/13	9/9/03	350,000	105	0.00%
Preferred Term Securities XII Ltd.	-%	12/24/13	12/9/03 - 1/7/05	503,083	150	0.00%
Preferred Term Securities XIII Ltd.	-%	3/24/14	3/9/04	500,000	150	0.00%
Preferred Term Securities XIV Ltd.	-%	6/17/14	6/9/04	500,000	100	0.00%
Regional Diversified Funding, Series 2004-1	-%	2/15/14	2/13/04	493,516	50	0.00%
Regional Diversified Funding, Series 2005-1	-%	3/15/15	3/21/05	750,000	75	0.00%
River North Ltd, Series 2005-1A	-%	2/6/14	12/22/04	800,000	80	0.00%
SBA Towers Trust	4.254%	4/15/15	4/8/10	550,000	581,527	0.04%
Soloso Bank Pref	-%	10/15/15	8/3/05	745,633	75	0.00%
Sweetwater Investors LLC	5.875%	5/15/14	5/31/05 - 12/15/05	264,008	254,726	0.02%
Tenaska Alabama II Partners LP	6.125%	3/30/23	10/9/03 - 9/4/09	230,053	240,867	0.02%
Tenaska Virginia Partners LP	6.119%	3/30/24	4/29/04 - 1/19/05	202,187	214,892	0.01%
Tricadia, Series 2003-1A, Class PS	-%	12/15/13	12/10/03	246,971	12,500	0.00%
Tuckahoe Credit Lease Trust	9.310%	10/20/25	12/11/09	4,286,517	4,583,734	0.30%
USG Corp.	8.375%	10/15/18	11/8/10 - 11/9/10	8,498,744	7,056,000	0.47%
Vail Resorts Inc.	6.500%	5/1/19	6/14/11	5,364,584	5,197,500	0.34%
West Fraser Timber Co. Ltd.	5.200%	10/15/14	6/12/06 - 8/3/09	8,122,991	8,692,625	0.58%
WPD Holdings	7.250%	12/15/17	10/15/03 - 6/30/06	860,367	1,055,816	0.07%
				$ 134,674,647	$ 130,711,741	8.65%

(3)   This security has been valued in good faith by or under the direction of the Board of Trustees. As of September 30, 2011 these securities represented 1.37% of the Fund's net assets.

(4)   Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.

(5)   The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(6)   This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

WESTCORE COLORADO TAX-EXEMPT FUND AS OF SEPTEMBER 30, 2011 (Unaudited)
	Principal Amount	Market Value
CERTIFICATES OF PARTICIPATION		12.04%
Auraria Higher Education Center, Certificate of Participation,
6.000%, 5/1/2024, Optional 5/1/2019 @ 100.00	$499,000	$557,044
City of Aurora, Certificates of Participation:
5.000%, 12/1/2026, Optional 12/1/2019 @ 100.00	1,000,000	1,096,660
5.000%, 12/1/2030, Optional 12/1/2019 @ 100.00	675,000	721,062
Colorado State Higher Education, Cons. Lease Pur., Certificates of Participation:
5.250%, 11/1/2023, Optional 11/1/2018 @ 100.00	1,000,000	1,106,790
5.000%, 11/1/2025	1,000,000	1,111,350
Colorado State, Certificate of Participation, University of Colorado at Denver Health Sciences Center Fitzsimons Academic,
5.000%, 11/1/2018, Optional 11/1/2015 @ 100.00, NATL-RE	700,000	750,498
Denver City & County, Certificate of Participation, Denver Botanic Gardens,
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	625,000	698,287
Douglas & Elbert Counties School District No. Re-1, Certificate of Participation,
5.000%, 1/15/2025, Optional 1/15/2019 @ 100.00	1,000,000	1,091,560
Eagle County, Certificate of Participation, Justice Center Project,
5.250%, 12/1/2023, Optional 12/1/2018 @ 100.00	500,000	565,410
Fort Collins, Certificates of Participation,
5.375%, 6/1/2023, Optional 6/1/2014 @ 100.00, AMBAC	1,000,000	1,077,940
Garfield County Public Library District, Certificate of Participation,
5.000%, 12/1/2024, Optional 12/1/2019 @ 100.00	675,000	712,881

Northern Colorado Water Conservancy District, Certificate of Participation,
5.625%, 10/1/2018, Optional 10/1/2012 @ 100.00, NATL-RE	$510,000	$526,789
Pueblo Co., Certificate of Participation, Police Complex Project,
5.500%, 8/15/2018, AGM	500,000	592,290
Regional Transportation District, Certificates of Participation:
4.500%, 6/1/2019, Optional 6/1/2015 @ 100.00, AMBAC	620,000	652,172
5.000%, 12/1/2022, Optional 12/1/2017 @ 100.00, AMBAC	1,000,000	1,084,620
University of Colorado, Certificate of Participation,
5.000%, 6/1/2023, Prerefunded 6/1/2013 @ 100.00	150,000	161,426

Total Certificates of Participation
(Cost $11,927,767)		$12,506,779

GENERAL OBLIGATION BONDS		33.54%
County-City-Special District-School District		33.54%
Adams & Arapahoe Counties Joint School District 28J:
5.350%, 12/1/2015, Escrowed to Maturity	260,000	309,195
6.250%, 12/1/2026, Optional 12/1/2018 @ 100.00	1,250,000	1,490,275
Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Optional 12/15/2016 @ 67.784, FGIC	2,385,000	1,375,787
Adams County School District 12, Series A,
5.000%, 12/15/2020, Prerefunded 12/15/2011 @ 100.00, NATL-RE	500,000	504,720
Arapahoe County School District 5,
5.000%, 12/15/2026, Optional 12/15/2018 @ 100.00	1,000,000	1,145,220
Arapahoe County School District No. 6 Littleton,
5.250%, 12/1/2021, Prerefunded 12/1/2012 @ 100.00, NATL-RE FGIC	500,000	528,585
Arapahoe Park & Recreation District,
5.250%, 12/1/2022, Prerefunded 12/1/2012 @ 100.00, NATL-RE FGIC	750,000	792,877

Basalt Colorado Sanitation District,
5.000%, 12/1/2018, Optional 12/1/2011 @ 100.00, AMBAC	$125,000	$125,934
City & County of Denver Board Water Commissioners,
5.500%, 10/1/2011	250,000	250,000
City & County of Denver Justice System,
5.000%, 8/1/2025, Optional 8/1/2018 @ 100.00	750,000	848,310
City & County of Denver, School District No. 1, Series A,
5.500%, 12/1/2022, FGIC	500,000	636,270
Clear Creek County School District Re-1,
4.300%, 12/1/2013, Optional 12/1/2012 @ 100.00, AGM	125,000	129,785
Denver City & County School District No. 1:
5.000%, 12/1/2018	1,000,000	1,202,760
5.250%, 12/1/2025, Optional 6/1/2019 @ 100.00	1,950,000	2,282,943
Douglas & Elbert Counties School District Re-1:
5.250%, 12/15/2016, Prerefunded 12/15/2011 @ 100.00, NATL-RE	500,000	504,965
5.000%, 12/15/2017	1,325,000	1,485,855
5.000%, 12/15/2023, Optional 12/15/2017 @ 100.00	1,250,000	1,406,862
Eagle, Garfield & Routt Counties School District Re-50J,
5.000%, 12/1/2026, Optional 12/1/2016 @ 100.00, AGM	2,500,000	2,737,100
El Paso County School District 2,
5.000%, 12/1/2023, Prerefunded 12/1/2012 @ 100.00, NATL-RE	250,000	263,572
El Paso County School District No. 20,
zero coupon, 12/15/2013, AGM	500,000	484,500
Garfield County, Garfield School District Re-2:
5.000%, 12/1/2024, Optional 12/1/2016 @ 100.00, AGM	800,000	868,696
4.750%, 12/1/2025, Optional 12/1/2016 @ 100.00, AGM	1,000,000	1,066,230
5.000%, 12/1/2027, Optional 12/1/2016 @ 100.00, AGM	250,000	267,782
Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1:
5.000%, 12/15/2020, Prerefunded 12/15/2014 @ 100.00, AGM	500,000	569,845
5.000%, 12/15/2023, Optional 12/15/2021 @ 100.00	1,500,000	1,756,005

Gunnison Watershed School District No. Re 1J:
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	$1,000,000	$1,147,350
5.000%, 12/1/2028, Optional 12/1/2018 @ 100.00, AGM	1,200,000	1,322,592
Jefferson County School District R-1:
5.250%, 12/15/2024	1,500,000	1,865,445
5.250%, 12/15/2025, Optional 12/15/2016 @ 100.00, AGM	500,000	558,560
La Plata County School District 9-R:
5.250%, 11/1/2020, Prerefunded 11/1/2012 @ 100.00, NATL-RE	125,000	131,633
5.125%, 11/1/2023, Optional 11/1/2013 @ 100.00, NATL-RE	100,000	105,621
Lincoln Park, Metropolitan District,
5.625%, 12/1/2020, Optional 12/1/2017 @ 100.00	250,000	253,545
Mesa County Valley School District 51 Grand Junction:
5.000%, 12/1/2021, Prerefunded 12/1/2014 @ 100.00, NATL-RE	525,000	597,450
5.000%, 12/1/2022, Prerefunded 12/1/2014 @ 100.00, NATL-RE	300,000	341,400
5.000%, 12/1/2024, Prerefunded 12/1/2014 @ 100.00, NATL-RE	1,000,000	1,138,000
Moffat County School District No. Re-1 Craig,
5.250%, 12/1/2026, Optional 12/1/2017 @ 100.00, AGM	1,030,000	1,140,406
Pitkin County School District No. 001, Aspen:
5.000%, 12/1/2020, Prerefunded 12/1/2011 @ 100.00, FGIC	150,000	151,133
5.375%, 12/1/2026, Optional 12/1/2019 @ 100.00	225,000	262,334
Pueblo County School District 60:
5.000%, 12/15/2021	750,000	911,760
5.000%, 12/15/2022	500,000	608,825
Pueblo County School District 70,
5.000%, 12/1/2015, Prerefunded 12/1/2011 @ 100.00, NATL-RE	$165,000	$166,246
Rio Blanco County School District No. Re-1 Meeker,
5.250%, 12/1/2022, Optional 12/1/2018 @ 100.00	575,000	665,350
Summit County, Summit County School District Re-1,
5.000%, 12/1/2023, Optional 12/1/2014, NATL-RE-FGIC	200,000	214,446

Weld & Adams County School District Re-3,
5.000%, 12/15/2021, Prerefunded 12/15/2014 @ 100.00, AGM	$200,000	$227,938

Total General Obligation Bonds
(Cost $32,794,931)		34,844,107

REVENUE BONDS		50.41%
Airports		2.12%
City & County of Denver Airport Series A Revenue:
5.000%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA	1,000,000	1,111,540
5.250%, 11/15/2028, Optional 11/15/2019 @ 100.00	1,000,000	1,091,600
		2,203,140

General		4.93%
Boulder County Open Space Capital Improvement Tr Fd,
5.000%, 12/15/2025, Optional 12/15/2018 @ 100.00	1,000,000	1,120,950
Boulder County Open Space Capital Improvement Tr Fd, Series A,
5.000%, 1/1/2024, Optional 1/1/2015 @ 100.00, AGM	1,645,000	1,751,514
Regional Transportation District, Colorado Sales Tax Revenue, Series A,
5.000%, 11/1/2027, Optional 11/1/2016 @ 100.00, AMBAC	500,000	551,170
5.000%, 11/1/2024, Prerefunded 11/1/2013 @ 100.00	1,000,000	1,096,360
Town of Castle Rock Co., Sales and Use Tax Revenue,
6.000%, 6/1/2023, Optional 6/1/2018 @ 100.00, AGM	500,000	600,215
		5,120,209

Higher Education		4.33%
Colorado Educational & Cultural Facilities Authority:
University of Denver:
5.000%, 3/1/2018, Optional 9/1/2015 @ 100.00, NATL-RE	500,000	547,395
5.000%, 3/1/2021, Optional 9/1/2015 @ 100.00, MBIA-RE FGIC	300,000	321,606
Colorado School of Mines Auxiliary Facility Revenue Enterprise:
5.250%, 12/1/2020, Prerefunded 12/1/2012 @ 100.00, AMBAC	$420,000	$444,012
5.250%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	$85,000	$86,948

Colorado State Board of Governors,
5.250%, 3/1/2024, Optional 3/1/2017, NATL-RE	500,000	550,755
Colorado State Board of Governors University - Enterprise Revenue Bonds,
5.000%, 12/1/2020, Prerefunded 12/1/2015 @ 100.00, XLCA	500,000	587,450
Colorado State College Board of Trustees, Auxiliary Facilities System - Enterprise Revenue Bonds,
5.000%, 5/15/2022, Optional 5/15/2013, NATL-RE	660,000	686,195
Mesa State College, Auxiliary Facility Enterprise Revenue,
5.700%, 5/15/2026, Prerefunded 11/15/2017 @ 100.00	250,000	315,757
University of Colorado Enterprise Systems Revenue, Series B:
5.000%, 6/1/2024, Prerefunded 6/1/2013 @ 100.00, FGIC	150,000	161,556
5.000%, 6/1/2026, Optional 6/1/2015 @ 100.00, NATL-RE	750,000	798,330
		4,500,004

Medical		15.66%
Aspen Valley Hospital District,
5.000%, 10/15/2021, Optional 10/15/2016 @ 100.00	600,000	590,244
Aurora Colorado Hospital Revenue, Children's Hospital,
5.000%, 12/1/2022, Optional 12/1/2018 @ 100.00, AGM	1,000,000	1,093,520
Colorado Health Facilities Authority Revenue, Adventist Sunbelt:
5.125%, 11/15/2020, Prerefunded 11/15/2016 @ 100.00	345,000	414,017
5.250%, 11/15/2027, Optional 11/15/2016 @ 100.00(1)	1,000,000	1,044,990
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives:
5.250%, 7/1/2024, Optional 7/1/2019 @ 100.00	1,000,000	1,102,720
5.500%, 3/1/2032, Pre-Refunded 3/2/2012 @ 100.00	500,000	510,830

Colorado Health Facilities Authority Revenue, Covenant Retirement Communities Inc.,
5.250%, 12/1/2025, Optional 12/1/2015 @ 100.00	$500,000	$487,780
Colorado Health Facilities Authority Revenue, Evangelical Lutheran:
5.250%, 6/1/2018	750,000	813,278
5.250%, 6/1/2020, Optional 6/1/2016 @ 100.00	500,000	529,985
5.250%, 6/1/2023, Optional 6/1/2016 @ 100.00	400,000	415,512
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.000%, 9/1/2020, Optional 9/15/2015 @ 100.00	450,000	465,282
5.000%, 9/1/2025, Optional 9/1/2017 @ 100.00	450,000	452,034
Colorado Health Facilities Authority Revenue, Sisters Leavenworth, Series B,
5.000%, 1/1/2023, Optional 1/1/2020 @ 100.00	1,000,000	1,081,940
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center,
5.000%, 1/15/2020, Optional 1/15/2015 @ 100.00	940,000	965,060
Colorado Health Facilities Authority Revenue, Valley View Hospital Association,
5.000%, 5/15/2027, Optional 5/15/2017 @ 100.00	250,000	244,425
Colorado Health Facilities Authority Revenue, Yampa Valley Medical Center,
5.000%, 9/15/2022, Optional 9/15/2017 @ 100.00	850,000	845,019
Colorado Health Facilities Authority, Poudre Valley Health, Series A,
5.000%, 3/1/2025, Optional 3/1/2015 @ 100.00	700,000	708,043
Denver Health & Hospital Authority:
5.000%, 12/1/2018, Optional 12/1/2016	500,000	526,155
5.000%, 12/1/2020, Optional 12/1/2016	500,000	512,055
6.000%, 12/1/2031, Prerefunded 12/1/2011 @ 100.00	2,000,000	2,018,060

University of Colorado Hospital Authority:
5.250%, 11/15/2022, Callable upon 30 days notice @ 100.00, AMBAC	$1,000,000	$1,000,260
5.600%, 11/15/2031, Prerefunded 11/15/2011 @ 100.00	445,000	447,675
		16,268,884

Special Tax		5.76%
Aurora Colorado Golf Course Enterprise:
4.125%, 12/1/2013	110,000	110,843
4.250%, 12/1/2014	125,000	125,324
4.375%, 12/1/2015	125,000	123,707
Broomfield Sales & Use Tax,
5.200%, 12/1/2017, Optional 12/1/2012 @ 100.00, AMBAC	500,000	519,285
Colorado Educational & Cultural Facilities Authority:
Academy Charter School:
5.000%, 12/15/2015, Mandatory Sinking Fund 12/15/2013 @ 100.00	390,000	415,280
5.000%, 12/15/2021, Optional 12/15/2015 @ 100.00, MORAL OBLG	180,000	178,852
4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG	250,000	219,522
Bromley East Charter School,
5.125%, 9/15/2025, Optional 9/15/2015 @ 100.00, XLCA	500,000	507,375
Kent Denver School,
5.000%, 10/1/2019	115,000	129,137
Denver City & County Golf Enterprise:
5.500%, 9/1/2012, Mandatory Sinking Fund 9/1/2010 @ 100.00	90,000	90,000
4.600%, 9/1/2015	185,000	186,704
5.000%, 9/1/2018, Optional 9/1/2016 @ 100.00	350,000	351,344
5.000%, 9/1/2019, Optional 9/1/2016 @ 100.00	500,000	499,010
Grand Junction Leasing Authority Capital Improvement:
5.000%, 6/15/2020, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	428,021
5.000%, 6/15/2023, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	424,971
Northwest Parkway Public Highway Authority Revenue,
5.800%, 6/15/2025, Prerefunded 6/15/2016 @ 100.00, AGM	960,000	1,159,017
Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	100,000	105,476
4.750%, 6/1/2017, Optional 6/1/2016 @ 100.00	$325,000	$341,585

Westminster Sales & Use Tax,
5.000%, 12/1/2014, Prerefunded 12/1/2014 @ 100.00	65,000	65,491
		5,980,944

Transportation		1.28%
Colorado Department of Transportation,
5.000%, 12/15/2016, NATL-RE-FGIC	1,180,000	1,326,827

Utilities		16.33%
Brighton Colorado Water Activity Enterprise,
5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00	1,515,000	1,656,956
Broomfield Water Activity Enterprise,
5.500%, 12/1/2018, Optional 12/1/2012 @ 100.00, NATL-RE	500,000	506,555
Colorado Springs Colorado Utilities Revenue:
5.000%, 11/15/2027, Optional 11/15/2019 @ 100.00	1,500,000	1,579,170
5.000%, 11/15/2027 Optional 11/15/2021 @ 100.00	1,000,000	1,138,650
Colorado Water Resources & Power Development Authority, Drinking Water,
5.000%, 9/1/2017, Optional 9/1/2012 @ 100.00	500,000	517,470
Colorado Water Resources & Power Development Authority, East Cherry Creek Valley Water & Sanitation District,
4.250%, 11/15/2025, Optional 11/15/2015 @ 100.00, NATL-RE	1,420,000	1,448,940
Colorado Water Resources & Power Development Authority, Parker Water & Sanitation District,
5.000%, 9/1/2026, Optional 9/1/2014 @ 100.00, NATL-RE	500,000	507,805
Colorado Water Resources & Power Development Authority, Steamboat Water & Power,
5.000%, 8/1/2031	625,000	674,794
Colorado Water Resources & Power Development Authority, Waste Water Revolving Fund,
5.500%, 9/1/2019	500,000	621,990
Denver City & County Board of Water Commissioners,
5.000%, 12/15/2029, Optional 12/15/2017 @ 100.00, AGM	1,575,000	1,719,207

Fort Collins Colorado Waste Water Utility Enterprise:
5.000%, 12/1/2026, Optional 12/1/2018 @ 100.00	$1,000,000	$1,106,180
5.000%, 12/1/2027, Optional 12/1/2018 @ 100.00	465,000	511,263
Fort Collins, Larimer County Colorado Stormwater Utilities,
4.875%, 12/1/2020, Prerefunded 12/1/2012 @ 100.00, AMBAC	250,000	263,212
Golden Colorado Water & Waste Treatment,
4.950%, 11/15/2022, Optional 11/15/2013 @ 100.00, AGM	150,000	157,287
Platte River Power Authority, Series HH:
5.000%, 6/1/2022	485,000	559,457
5.000%, 6/1/2027, Optional 6/1/2019 @ 100.00	2,000,000	2,211,180
5.000%, 6/1/2028, Optional 6/1/2019 @ 100.00	1,000,000	1,098,520
Pueblo County Pollution Control Public Service of Colorado Project,
5.100%, 1/1/2019, Optional anytime upon 30 days notice @ 100.00, AMBAC	150,000	150,103
Thornton Colorado Water Enterprise,
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, NATL-RE	500,000	538,790
		16,967,529

Total Revenue Bonds
(Cost $50,683,643)		$52,367,537

MONEY MARKET MUTUAL FUNDS		2.45%
Fidelity Institutional Money Market Tax Exempt - Class I (7 Day Yield 0.010%)	2,543,617	2,543,617

Total Money Market Mutual Funds
(Cost $2,543,617)		2,543,617

Total Investments
(Cost $97,949,958)	98.44%	102,262,040

Other Assets in Excess of Liabilities	1.56%	1,623,849

Net Assets	100.00%	$103,885,889

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different form another. Investment classifications are unaudited.

(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See Notes to Quarterly Statements of Investments.

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

September 30, 2011 (Unaudited)

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Small-Cap (formerly International Frontier), Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Funds offer Retail Class shares. The Westcore Growth, Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income and Westcore Plus Bond Funds offer Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices. Exchange-traded interest rate futures are valued at the settlement price determined by the relevant exchange.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of September 30, 2011, all Funds were primarily invested in U.S. based issuers, as determined by the location of their headquarters, except Westcore International Small-Cap Fund. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

Concentration of Risk – The Westcore International Small-Cap Fund invests substantially all of its assets in foreign denominated equities. Therefore, it may be more affected by economic developments and currency fluctuations in those countries than a general domestic equity fund would be.

When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

Other – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

Westcore Equity Funds

	Westcore Growth Fund	Westcore MIDCO Growth Fund	Westcore Select Fund
As of September 30, 2011
Gross appreciation (excess of value over tax cost)	$ 12,143,776	$ 9,541,407	$ 24,121,575
Gross depreciation (excess of tax cost over value)	(3,039,798)	(19,096,652)	(127,800,737)
Net unrealized appreciation/(depreciation)	$ 9,103,978	$ (9,555,245)	$ (103,679,162)
Cost of investment for income tax purposes	$ 52,232,508	$ 138,826,459	$ 760,899,606

	Westcore Blue Chip Fund	Westcore Mid-Cap Value Fund	Westcore Small-Cap Opportunity Fund
As of September 30, 2011
Gross appreciation (excess of value over tax cost)	$ 6,481,275	$ 4,400,239	$ 4,972,940
Gross depreciation (excess of tax cost over value)	(4,288,950)	(3,774,166)	(6,614,232)
Net unrealized appreciation/(depreciation)	$ 2,192,325	$ 626,073	$ (1,641,292)
Cost of investment for income tax purposes	$ 63,400,987	$ 39,086,219	$ 44,576,074

	Westcore Small-Cap Value Fund	Westcore Micro-Cap Opportunity Fund	Westcore International Small-Cap Fund
As of September 30, 2011
Gross appreciation (excess of value over tax cost)	$ 29,060,105	$ 126,254	$ 14,035,840
Gross depreciation (excess of tax cost over value)	(32,977,841)	(163,287)	(19,498,639)
Net unrealized appreciation/(depreciation)	$ (3,917,736)	$ (37,033)	$ (5,462,799)
Cost of investment for income tax purposes	$ 292,158,916	$ 1,469,653	$ 134,514,857

Westcore Bond Funds

	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
As of September 30, 2011
Gross appreciation (excess of value over tax cost)	$ 2,424,810	$ 91,105,149	$ 4,748,070
Gross depreciation (excess of tax cost over value)	(10,742,204)	(26,091,880)	(434,243)
Net unrealized appreciation/(depreciation)	$ (8,317,394)	$ 65,013,269	$ 4,313,827
Cost of investment for income tax purposes	$ 66,627,799	$ 1,429,857,883	$ 97,948,213

4. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted & Unadjusted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates,

                prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2011 in valuing the Funds’ assets:

Westcore Growth Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 59,829,224	$ –	$ –	$ 59,829,224
Money Market Mutual Funds	1,507,262	–	–	1,507,262
TOTAL	$ 61,336,486	$ –	$ –	$ 61,336,486

Westcore MIDCO Growth Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 121,296,878	$ –	$ –	$ 121,296,878
Money Market Mutual Funds	7,974,336	–	–	7,974,336
TOTAL	$ 129,271,214	$ –	$ –	$ 129,271,214

Westcore Select Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 656,354,295	$ –	$ –	$ 656,354,295
Money Market Mutual Funds	866,149	–	–	866,149
TOTAL	$ 657,220,444	$ –	$ –	$ 657,220,444

Westcore Blue Chip Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 64,186,766	$ –	$ –	$ 64,186,766
Money Market Mutual Funds	1,406,546	–	–	1,406,546
TOTAL	$ 65,593,312	$ –	$ –	$ 65,593,312

Westcore Mid-Cap Value Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 36,774,142	$ –	$ –	$ 36,774,142
Money Market Mutual Funds	2,938,150	–	–	2,938,150
TOTAL	$ 39,712,292	$ –	$ –	$ 39,712,292

Westcore Small-Cap Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 40,992,256	$ –	$ –	$ 40,992,256
Money Market Mutual Funds	1,942,526	–	–	1,942,526
TOTAL	$ 42,934,782	$ –	$ –	$ 42,934,782

Westcore Small-Cap Value Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 275,494,613	$ –	$ –	$ 275,494,613
Money Market Mutual Funds	12,746,567	–	–	12,746,567
TOTAL	$ 288,241,180	$ –	$ –	$ 288,241,180

Westcore Micro-Cap Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 1,403,369	$ –	$ –	$ 1,403,369
Money Market Mutual Funds	29,251	–	–	29,251
TOTAL	$ 1,432,620	$ –	$ –	$ 1,432,620

Westcore International Small-Cap Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 17,980,017	$ 108,092,739	$ –	$ 126,072,756
Money Market Mutual Funds	2,979,302	–	–	2,979,302
TOTAL	$ 20,959,319	$ 108,092,739	$ –	$ 129,052,058

Other Financial Instruments**
Assets:
Forward Foreign Currency Contracts	$ –	$ 1,360,162	$ –	$ 1,360,162
Liabilities:
Forward Foreign Currency Contracts	–	(1,221,664)	–	(1,221,664)
Total	$ –	$ 138,498	$ –	$ 138,498

Westcore Flexible Income Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$ 868,560	$ –	$ –	$ 868,560
Convertible Preferred Stocks	1,271,592	–	–	1,271,592
Nonconvertible Preferred Stocks	1,807,115	-	900,000	2,707,115
Corporate Bonds	–	49,379,999	2,191,371	51,571,370
Asset-Backed Securities, Collateralized Debt Obligations & Commercial Mortgage- Backed Securities	–	717,169	1,174,599	1,891,768
TOTAL	$ 3,947,267	$ 50,097,168	$ 4,265,970	$ 58,310,405

Westcore Plus Bond Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Nonconvertible Preferred Stocks	$ 249,157	$ 1,900,363	$ 2,340,000	$ 4,489,520
Corporate Bonds	-	766,325,755	18,072,439	784,398,194
Municipal Bonds	-	6,643,695	-	6,643,695
Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage- Backed Securities, Residential Mortgage- Backed Securities & Agency Mortgage Backed Securities	–	538,073,406	15,773,726	553,847,132
U.S. Government & Agency Obligations	–	71,718	–	71,718
U.S. Treasury Bonds & Notes	125,526,613	–	–	125,526,613
Money Market Mutual Funds	19,894,280	–	–	19,894,280
TOTAL	$ 145,670,050	$ 1,313,014,937	$ 36,186,165	$ 1,494,871,152

Westcore Colorado Tax-Exempt Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bond	$ –	$ 99,718,423	$ –	$ 99,718,423
Money Market Mutual Funds	2,543,617	-	-	2,543,617
TOTAL	$ 2,543,617	$ 99,718,423	$ –	$ 102,262,040

*For detailed Industry descriptions, see the accompanying Statements of Investments.

**Other financial instruments are derivative instruments not reflected in the Statements of Investments.

There were no significant transfers into or out of Levels 1 and 2 during the period except in Westcore International Small-Cap Fund.

Westcore International Small-Cap Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff.

All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2011. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

WESTCORE FLEXIBLE INCOME
Investments in Securities	Balance as of December 31, 2010	Accrued discount/ premium	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of September 30, 2011	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at September 30, 2011
Nonconvertible Preferred Stocks	$ 978,000	$ -	$ -	$ (78,000)	$ -	$ -	$ 900,000	$ (78,000)
Corporate Bonds	2,494,881	11,109	16,530	(49,981)	(306,949)	25,781	2,191,371	(49,981)

Asset-Backed Securities, Collateralized Debt Obligations & Commercial Mortgage-Backed Securities	1,424,997	74,488	(3,785,571)	3,538,515	(77,830)	-	1,174,599	3,538,515
TOTAL	$4,897,878	$85,597	$(3,769,041)	$3,410,534	$(384,779)	$25,781	$4,265,970	$3,410,534

WESTCORE PLUS BOND FUND
Investments in Securities at Value	Balance as of December 31, 2010	Accrued Discount/ Premium	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of September 30, 2011	Net change in unrealized appreciation/ (depreciation) attributable to level 3 investments still held at September 30, 2011
Nonconvertible Preferred Stocks	$ 2,542,800	$ -	$ -	$ (202,800)	$ -	$ -	$ 2,340,000	$ (202,800)
Corporate Bonds	18,925,218	11,852	61,093	(257,418)	(687,056)	18,750	18,072,439	(257,418)

Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage- Backed Securities & Agency Mortgage-Backed Securities	16,050,278	157,175	(3,754,474)	3,342,878	(22,131)	-	15,773,726	3,342,878
TOTAL	$37,518,296	$169,027	$(3,693,381)	$2,882,660	$(709,187)	$18,750	$36,186,165	$2,882,660

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investments believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. These fair value measurements typically utilize significant unobservable inputs (Level 3). In these instances, Denver Investments may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, typically by using evaluated pricing models similar to the models used by the independent pricing service described above. In addition, Denver Investments personnel may develop their own pricing estimates using similar techniques and modeling as described above.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Item 2 - Controls and Procedures.

(a)       The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)       There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By: /s/ Todger Anderson
Todger Anderson
Principal Executive Officer and President

Date: November 28, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Todger Anderson
Todger Anderson
Principal Executive Officer and President

Date: November 28, 2011

By: /s/ Jasper R. Frontz
Jasper R. Frontz
Principal Financial Officer and Treasurer

Date: November 28, 2011